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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08405

Evergreen Select Money Market Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for 6 of its series, Evergreen Institutional Money Market Fund, Evergreen Institutional Municipal Money Market Fund, Evergreen Institutional Treasury Money Market Fund, Evergreen Institutional 100% Treasury Money Market Fund, Evergreen Institutional U.S. Government Money Market Fund and Evergreen Prime Cash Management Money Market Fund, for the quarter ended November 30, 2005. These 6 series have a February 28 fiscal year end.

Date of reporting period:        November 30, 2005

Item 1 – Schedule of Investments

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

November 30, 2005 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 0.5%
Blue Heron Funding Corp., FRN, 4.22%, 12/26/2005 144A	$50,000,000	$50,000,000
Carlyle Loan Investment, Ltd., Ser. 2005-1A, Class 4, 4.01%, 12/15/2005 144A	25,000,000	25,000,000
Total Asset-Backed Securities (cost $75, 000, 000)		75,000,000
CERTIFICATES OF DEPOSIT 4.5%
Barclays Bank plc, 4.24%, 01/03/2006	75,000,000	74,996,271
Compass Bank:
4.09%, 12/08/2005	55,000,000	55,000,000
4.12%, 12/12/2005	35,000,000	35,000,000
Credit Suisse First Boston Corp.:
3.77%, 06/07/2006	75,000,000	75,000,000
4.16%, 12/28/2005	100,000,000	100,000,000
Deutsche Bank AG, 4.73%, 12/01/2006	140,000,000	140,000,000
SunTrust Banks, Inc., 4.28%, 02/13/2006	120,000,000	120,000,000
U.S. Trust Co. of New York, 4.17%, 12/12/2005	66,000,000	66,000,000
Total Certificates of Deposit (cost $665, 996, 271)		665,996,271
COMMERCIAL PAPER 59.5%
Asset-Backed 52.4%
Amstel Funding Corp.:
3.96%, 12/29/2005	27,378,000	27,293,676
4.08%, 01/20/2006	41,839,000	41,601,912
4.30%, 02/23/2006	110,000,000	108,914,250
4.32%, 02/28/2006	60,000,000	59,359,200
4.42%, 05/17/2006	70,000,000	68,564,728
4.43%, 05/16/2006	24,500,000	23,999,533
4.45%, 05/26/2006	100,000,000	97,824,444
ASAP Funding, Ltd.:
3.95%, 12/05/2005	50,000,000	49,978,056
3.97%, 12/13/2005	151,092,000	150,903,083
4.08%, 12/15/2005	50,000,000	49,920,667
4.09%, 12/14/2005	63,158,000	63,064,719
4.30%, 02/06/2006	46,050,000	45,681,472
Bavaria Trust Corp.:
4.07%, 12/12/2005	100,000,000	99,875,639
4.08%, 12/01/2005	100,000,000	100,000,000
4.14%, 12/19/2005	100,000,000	99,793,000
Belmont Funding, LLC:
4.06%, 12/01/2005	125,000,000	125,000,000
4.10%, 12/15/2005	75,000,000	74,880,417
4.12%, 12/16/2005	40,000,000	39,931,333
4.14%, 12/20/2005	79,000,000	78,827,385
4.15%, 12/23/2005	75,000,000	74,809,791
4.20%, 01/24/2006	41,500,000	41,238,550
Broadhollow Funding, LLC:
4.09%, 12/13/2005	40,000,000	39,945,467
4.10%, 12/05/2005	50,000,000	49,977,222
4.13%, 12/12/2005	100,000,000	99,873,806
4.15%, 12/22/2005	70,000,000	69,846,104
4.19%, 01/03/2006	25,000,000	24,903,979
4.20%, 01/11/2006	50,000,000	49,766,667
4.21%, 12/28/2005	50,000,000	49,842,125
Check Point Charlie, Inc.:
4.04%, 01/06/2006	40,000,000	39,838,400
4.23%, 01/10/2006	50,000,000	49,765,000
4.24%, 02/08/2006	85,100,000	84,530,806
4.25%, 02/13/2006	88,750,000	87,999,166

1

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Check Point Charlie, Inc.:
4.27%, 01/13/2006	$40,000,000	$39,795,989
4.46%, 05/10/2006	42,000,000	41,167,466
Chesham Finance, LLC:
3.87%, 12/19/2005	58,000,000	57,887,770
3.97%, 12/27/2005	29,600,000	29,515,130
4.06%, 12/02/2005	200,000,000	199,996,436
4.07%, 12/01/2005	100,000,000	100,000,000
4.08%, 12/16/2005	50,000,000	49,915,000
4.24%, 01/03/2006	200,000,000	199,974,972
Compass Securitization, LLC, 4.26%, 01/31/2006	50,000,000	49,639,083
Concord Minutemen Capital Co., LLC:
4.06%, 12/06/2005	50,000,000	50,000,000
4.08%, 12/08/2005	124,900,000	124,900,000
4.09%, 12/13/2005	72,300,000	72,300,000
4.12%, 12/14/2005	50,000,000	49,999,589
4.13%, 12/16/2005	50,000,000	49,913,958
Crown Point Capital Co., 4.10%, 01/19/2006	83,845,000	83,377,098
Descartes Funding Trust, 4.12%, 12/15/2005	120,000,000	120,000,000
Dorada Finance, Inc., 4.31%, 02/27/2006	40,000,000	39,578,578
Eiffel Funding, LLC:
4.03%, 12/12/2005	50,000,000	49,938,431
4.16%, 01/03/2006	25,000,000	24,904,667
4.20%, 01/12/2006	50,000,000	49,755,000
Gemini Securitization Corp., 4.10%, 01/20/2006	50,000,000	49,715,278
Georgetown Funding Co., LLC:
4.11%, 12/22/2005	50,000,000	49,880,125
4.12%, 12/22/2005	125,000,000	124,699,583
4.14%, 12/28/2005	100,000,000	99,689,500
4.25%, 01/17/2006	50,000,000	49,722,569
4.27%, 01/18/2006	65,000,000	64,629,934
Giro Balanced Funding Corp.:
4.05%, 12/07/2005	100,000,000	99,932,500
4.06%, 12/02/2005	202,081,000	202,058,210
4.07%, 12/12/2005	125,000,000	124,844,549
4.10%, 01/17/2006	41,392,000	41,170,438
Giro Multi-Funding Corp., 4.10%, 12/20/2005	50,000,000	49,891,805
Grampian Funding, LLC, 4.42%, 05/02/2006	83,000,000	81,451,036
Greyhawk Funding, LLC:
4.07%, 01/23/2006	50,000,000	49,700,403
4.09%, 01/23/2006	41,000,000	40,753,123
4.31%, 02/21/2006	50,000,000	49,509,139
Lake Constance Funding:
3.84%, 02/02/2006	50,000,000	49,664,437
4.00%, 01/04/2006	60,000,000	59,773,333
4.16%, 01/05/2006	64,000,000	63,741,156
Legacy Capital Corp., 4.10%, 01/17/2006	44,465,000	44,226,989
Lexington Parker Capital Co., LLC:
4.01%, 01/06/2006	75,000,000	74,699,250
4.07%, 01/06/2006	50,000,000	49,796,500
4.11%, 01/18/2006	50,519,000	50,242,156
Lockhart Funding, LLC:
4.06%, 12/14/2005	49,000,000	48,928,160
4.06%, 01/09/2006	50,000,000	49,780,083
4.19%, 01/04/2006	50,000,000	49,802,139
4.20%, 01/04/2006	100,000,000	99,609,167

2

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Lockhart Funding, LLC:
4.21%, 01/05/2006	$45,000,000	$44,815,813
4.33%, 04/07/2006	50,000,000	49,236,236
Mortgage Interest Network:
4.05%, 12/02/2005	75,000,000	74,991,562
4.06%, 12/05/2005	200,000,000	199,943,611
4.08%, 12/09/2005	50,000,000	49,954,667
4.09%, 12/14/2005	50,000,000	49,926,153
4.10%, 12/15/2005	55,000,000	54,912,306
Neptune Funding Corp.:
4.05%, 12/08/2005	38,851,000	38,820,405
4.06%, 12/14/2005	74,522,000	74,412,743
4.09%, 01/03/2006	98,666,000	98,296,085
Paradigm Funding, LLC:
4.00%, 01/06/2006	65,000,000	64,740,000
4.18%, 01/11/2006	100,000,000	99,523,944
Park Granada, LLC:
3.96%, 12/09/2005	50,000,000	49,956,000
4.05%, 12/05/2005	105,000,000	104,952,750
4.05%, 12/07/2005	50,000,000	49,966,250
4.07%, 12/01/2005	50,000,000	50,000,000
4.07%, 12/12/2005	40,000,000	39,950,256
4.13%, 12/27/2005	31,000,000	30,907,534
Perry Global Funding, Ltd., 4.07%, 12/15/2005	45,000,000	44,928,775
Rhineland Funding Capital Corp.:
3.80%, 12/06/2005	70,000,000	69,963,056
3.85%, 12/12/2005	50,000,000	49,941,181
3.90%, 12/12/2005	35,000,000	34,958,292
3.97%, 12/20/2005	42,833,000	42,791,094
4.10%, 01/12/2006	42,000,000	41,799,100
4.25%, 01/30/2006	100,000,000	99,291,666
4.30%, 02/03/2006	40,000,000	39,694,222
4.33%, 02/21/2006	33,030,000	32,704,232
Thornburg Mortgage Capital Resources, LLC:
4.06%, 12/02/2005	50,000,000	49,994,361
4.09%, 12/09/2005	100,000,000	99,909,111
4.15%, 12/19/2005	45,000,000	44,906,625
4.18%, 12/19/2005	55,000,000	54,885,050
4.21%, 01/09/2006	50,000,000	49,771,958
4.23%, 01/13/2006	50,000,000	49,747,375
4.27%, 01/18/2006	65,000,000	64,629,933
Three Crowns Funding Corp., 4.10%, 01/18/2006	40,000,000	39,781,333
Three Pillars Funding Corp.:
4.07%, 12/16/2005	44,068,000	43,993,268
4.11%, 01/20/2006	25,268,000	25,123,762
Ticonderoga Funding, LLC, 4.15%, 12/21/2005	24,883,000	24,825,631
Tulip Funding Corp., 4.16%, 12/28/2005	75,000,000	74,766,000
		7,771,933,666
Capital Markets 1.7%
Goldman Sachs Group, Inc.:
3.65%, 05/25/2006	75,000,000	73,670,365
4.09%, 12/02/2005	100,000,000	100,000,000
4.16%, 12/26/2005	75,000,000	75,000,000
		248,670,365

3

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Consumer Finance 3.2%
Ford Motor Credit Co.:
3.90%, 12/21/2005	$50,000,000	$49,891,667
3.91%, 12/21/2005	75,214,000	75,050,618
4.04%, 01/04/2006	55,000,000	54,790,145
4.08%, 12/16/2005	30,000,000	29,949,000
4.10%, 01/09/2006	40,000,000	39,822,333
4.16%, 12/19/2005	75,000,000	74,844,000
4.22%, 01/10/2006	100,000,000	99,560,416
4.23%, 01/05/2006	50,000,000	49,794,375
		473,702,554
Diversified Financial Services 1.9%
Citibank Credit Card Issuance Trust, 4.05%, 01/11/2006	50,000,000	49,769,375
Sigma Finance, Inc.:
4.06%, 12/01/2005	157,000,000	157,000,000
4.07%, 12/02/2005	70,000,000	69,999,705
		276,769,080
Thrifts & Mortgage Finance 0.3%
Countrywide Financial Corp., 4.15%, 12/12/2005	52,100,000	52,033,934
Total Commercial Paper (cost $8,823,109,599)		8,823,109,599
CORPORATE BONDS 21.4%
Capital Markets 4.7%
Bear Stearns & Co., Inc.:
6.50%, 05/01/2006	50,000,000	50,555,993
FRN, 4.14%, 12/05/2005	125,000,000	125,000,000
Goldman Sachs Group, Inc., FRN, 4.12%, 12/21/2005	64,100,000	64,142,451
Lehman Brothers Holdings, Inc.:
6.25%, 05/15/2006	35,000,000	35,374,433
FRN, 4.11%, 01/03/2006	50,000,000	50,023,875
Merrill Lynch & Co., Inc., FRN, 4.10%, 12/15/2005	75,000,000	75,000,000
Morgan Stanley, FRN:
4.08%, 12/05/2005	100,000,000	99,991,731
4.15%, 12/15/2005	200,000,000	200,000,000
		700,088,483
Commercial Banks 3.4%
Bank of America Corp., FRN, 4.06%, 12/02/2005	125,000,000	125,000,000
First Tennessee Bank, 4.13%, 12/19/2005 144A	150,000,000	150,000,000
Marshall & Ilsley Bank Corp., 5.21%, 12/15/2005	130,000,000	130,111,389
WestLB AG, FRN, 4.11%, 12/12/2005 144A	100,000,000	99,970,113
		505,081,502
Consumer Finance 3.7%
American Honda Finance Corp., FRN:
3.89%, 12/13/2005 144A	70,000,000	70,012,982
4.00%, 12/07/2005 144A	30,900,000	30,919,689
BMW U.S. Capital Corp., LLC, FRN, 4.18%, 12/28/2005	60,000,000	60,000,000
General Electric Capital Corp., FRN:
4.24%, 12/19/2005	230,000,000	230,000,000
4.36%, 01/03/2006	100,000,000	100,000,000
Toyota Motor Credit Corp., FRN, 4.06%, 12/02/2005	60,000,000	60,000,000
		550,932,671
Diversified Financial Services 6.8%
CC USA, Inc., FRN:
4.06%, 12/02/2005 144A	50,000,000	49,996,822
4.07%, 12/02/2005 144A	50,000,000	49,997,411

4

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
Diversified Financial Services continued
CC USA, Inc., FRN:
4.37%, 02/27/2006 144A	$60,000,000	$59,999,511
Citigroup, Inc., 6.75%, 12/01/2005	41,549,000	41,549,000
Dorada Finance, Inc., FRN:
4.06%, 12/02/2005 144A	60,000,000	59,996,186
4.07%, 12/02/2005 144A	45,000,000	44,997,658
Liberty Lighthouse U.S. Capital Corp.:
3.08%, 01/06/2006 144A	100,000,000	100,000,000
4.07%, 12/02/2005 144A	50,000,000	49,985,234
4.08%, 12/15/2005 144A	100,000,000	99,992,110
FRN, 4.15%, 12/28/2005 144A	65,000,000	64,995,797
Sigma Finance, Inc.:
3.87%, 07/03/2006 144A	125,000,000	125,000,000
4.00%, 08/02/2006 144A	90,000,000	90,000,000
FRN:
4.18%, 01/20/2006 144A	75,000,000	75,007,250
4.31%, 09/28/2006 144A	100,000,000	100,000,000
		1,011,516,979
Hotels, Restaurants & Leisure 0.3%
McDonald’s Corp., FRN, 4.49%, 03/07/2006 144A	50,000,000	50,123,879
Insurance 1.4%
ING Security Life Funding Corp., FRN, 4.17%, 12/09/2005 144A	200,000,000	200,000,000
Thrifts & Mortgage Finance 1.1%
Countrywide Financial Corp., FRN, 3.92%, 12/13/2005	115,000,000	115,000,000
Countrywide Home Loans, Inc., FRN, 4.32%, 01/31/2006	40,000,000	40,000,314
		155,000,314
Total Corporate Bonds (cost $3,172,743,828)		3,172,743,828
FUNDING AGREEMENTS 6.4%
Allstate Life Global Funding Agreement, 4.15%, 12/15/2005 144A +	80,000,000	80,000,000
Jackson National Life Funding Agreement:
4.21%, 01/02/2006 +	25,000,000	25,000,000
4.28%, 12/22/2005 +	100,000,000	100,000,000
New York Life Funding Agreement, 4.35%, 01/03/2006 +	150,000,000	150,000,000
Transamerica Occidental Funding Agreement:
4.20%, 01/02/2006 +	65,000,000	65,000,000
4.29%, 12/01/2005 +	100,000,000	100,000,000
4.30%, 12/01/2005 +	235,000,000	235,000,000
Travelers Funding Agreement, 4.22%, 01/11/2006 +	200,000,000	200,000,000
Total Funding Agreements (cost $955,000,000)		955,000,000
U.S. GOVERNMENT & AGENCY OBLIGATIONS 4.4%
FHLB:
3.00%, 01/18/2006	100,000,000	99,993,782
4.50%, 11/03/2006	110,000,000	110,000,000
FHLMC:
1.875%, 02/15/2006	30,000,000	29,892,856
FRN:
2.50%, 04/19/2006	140,000,000	140,000,000
3.00%, 05/17/2006 - 05/24/2006	200,000,000	200,000,000
FNMA, 3.15%, 02/06/2006	75,000,000	74,998,145
Total U.S. Government & Agency Obligations (cost $654,884,783)		654,884,783

5

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS—CORPORATE 1.5%
Commercial Banks 1.5%
HBOS plc, FRN, 4. 44%, 02/20/2006 144A	$150,000,000	$150,000,000
Islandsbanki HF, FRN, 4.22%, 12/22/2005 144A	75,000,000	75,000,000
Total Yankee Obligations—Corporate (cost $225,000,000)		225,000,000
TIME DEPOSIT 1.8%
State Street Corp., 3.94%, 12/01/2005 (cost $259,509,302)	259,509,302	259,509,302

	Shares	Value
MUTUAL FUND SHARES 0.0%
Citifunds Institutional Liquid Reserves Fund	4,010,829	4,010,829
Federated Prime Value Obligation Fund	114,558	114,558
Federated U.S. Treasury Cash Reserves Fund	1,375,981	1,375,981
Total Mutual Fund Shares (cost $5,501,368)		5,501,368
Total Investments (cost $14,836,745,151) 100.0%		14,836,745,151
Other Assets and Liabilities 0.0%		(4,006,685)
Net Assets 100.0%		$14,832,738,466
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933,as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

+	Security is deemed illiquid and is valued using market quotations when readily available.

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note

On November 30, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

November 30, 2005 (unaudited)
	Principal Amount	Value
MUNICIPAL OBLIGATIONS 99.8%
AIRPORT 1.9%
Atlanta, GA Arpt. RB, PFOTER:
3.06%, VRDN, (SPA: BNP Paribas SA & Insd. by FGIC)	$350,000	$350,000
3.06%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FGIC)	155,000	155,000
Chicago, IL O’Hare Intl. Arpt. RB, PFOTER:
3.05%, VRDN, (Liq.: JPMorgan Chase & Co.)	1,995,000	1,995,000
3.06%, VRDN, (SPA: BNP Paribas SA & Insd. by AMBAC)	3,025,000	3,025,000
3.06%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by AMBAC)	3,975,000	3,975,000
3.06%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by XL Capital, Ltd.)	12,000,000	12,000,000
Chicago, IL O’Hare Intl. Arpt. ROC, 3.06%, VRDN, (LOC: Citigroup, Inc. & Insd. by FSA)	5,200,000	5,200,000
Chicago, IL O’Hare Intl. Arpt. Spl. Facs. RB, Northwest Airlines, Inc. Proj.:
Ser. A, 3.12%, VRDN, (LOC: Citibank, NA)	6,500,000	6,500,000
Ser. B, 3.12%, VRDN, (LOC: Citibank, NA)	10,200,000	10,200,000
Dallas-Fort Worth, TX Intl. Arpt. Auth. ROC:
3.05%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,195,000	2,195,000
3.06%, VRDN, (LOC: Citibank, NA)	3,000,000	3,000,000
RR II R 400C, 3.08%, VRDN, (Liq.: Citigroup, Inc. & Citibank, NA)	7,510,000	7,510,000
Denver, CO City & Cnty. Arpt. RB:
Arpt. & Marina Proj., Ser. C, 3.03%, VRDN, (LOC: Bank One & Insd. by MBIA)	5,000,000	5,000,000
PFOTER:
3.06%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,500,000	1,500,000
3.06%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by AMBAC)	4,155,000	4,155,000
Houston, TX Arpt. Sys. RB, Floating Rate Trust Cert.:
Ser. 404, 3.06%, VRDN, (Liq.: Morgan Stanley & Insd. by FGIC)	2,745,000	2,745,000
Ser. 2000-441, 3.06%, VRDN, (Liq.: Morgan Stanley & Insd. by FGIC)	2,495,000	2,495,000
Ser. 2003-845, 3.01%, VRDN, (Liq.: Morgan Stanley & Insd. by FSA)	2,995,000	2,995,000
Louisville & Jefferson Cnty., KY, Arpt. Auth. Spl. Facs. RB, UPS Worldwide Forwarding, Ser. A, 2.99%, VRDN	4,000,000	4,000,000
Metropolitan Washington, DC Arpt. Auth. RB:
3.20%, 02/13/2006, (LOC: Bank of America Corp.)	12,200,000	12,200,000
Ser. A, 2.85%, 12/02/2005, (LOC: Landesbank Baden)	25,000,000	25,000,000
Minneapolis & St. Paul, MN RB Putters, Ser. 941, 3.05%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by AMBAC)	3,045,000	3,045,000
Philadelphia, PA Arpt. MSTR, 3.06%, VRDN, (SPA: Societe Generale & Insd. by FGIC)	3,000,000	3,000,000
		122,240,000
CONTINUING CARE RETIREMENT COMMUNITY 0.1%
Franklin Cnty., OH Hlth. Care Facs. RB, Wexner Heritage House Proj., 3.18%, VRDN, (LOC: Huntington Natl. Bank)	2,850,000	2,850,000
New Jersey Hlth. Care Facs. RB, Holland Christian Proj., Ser. A-2, 2.98%, VRDN, (LOC: Valley Natl. Bancorp)	2,900,000	2,900,000
		5,750,000
EDUCATION 9.6%
ABN AMRO Munitops Cert. Trust RB:
Ser. 2002-29, 3.01%, VRDN, (LOC: ABN AMRO Holding NV)	21,995,000	21,995,000
Ser. 2003-14, 3.02%, VRDN, (SPA: ABN AMRO Holding NV & Insd. by FGIC)	2,180,000	2,180,000
Ser. 2004-3, 3.02%, VRDN, (LOC: ABN AMRO Holding NV)	11,825,000	11,825,000
Ser. 2004-7, 3.05%, VRDN, (LOC: ABN AMRO Holding NV)	19,995,000	19,995,000
Ser. 2004-10, 3.02%, VRDN, (Insd. by FSA)	15,995,000	15,995,000
Ser. 2004-32, 2.95%, 12/01/2005, (LOC: ABN AMRO Holding NV)	9,350,000	9,350,000
Adrian, MI Sch. Dist. ROC, 3.02%, VRDN, (Liq.: Citigroup, Inc.)	3,480,000	3,480,000
Alabama Board of Ed. RB, Ser. 709, 3.02%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by AMBAC)	3,440,000	3,440,000
Birmingham, AL Edl. Bldg. Auth. RB, Miles College Proj., Ser. A, 3.10%, VRDN, (LOC: AmSouth Bancorp)	7,500,000	7,500,000
Boerne, TX Independent Sch. Dist., Ser. 626, 3.02%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,565,000	6,565,000
Broward Cnty., FL Edl. Facs. Auth. RB, Nova Southeastern Univ. Proj., 3.00%, VRDN, (LOC: SunTrust Banks, Inc.)	2,690,000	2,690,000

1

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value
MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Broward Cnty., FL Sch. Board, Ser. 829, 3.02%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by FSA)	$3,310,000	$3,310,000
California CDA RB, Biola Univ., Ser. B, 4.17%, VRDN, (SPA: BNP Paribas SA)	2,505,000	2,505,000
Carlisle, PA Area Sch. Dist. GO, Ser. 644, 3.02%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by MBIA)	1,990,000	1,990,000
Center Grove, IN Sch. Bldg. Corp. RB, Ser. 727, 3.02%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by FGIC)	4,300,000	4,300,000
Chicago, IL Board of Ed. GO:
2.98%, VRDN, (SPA: Depfa Bank plc & Insd. by FSA)	14,000,000	14,000,000
3.06%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FGIC)	5,140,000	5,140,000
Class A, 3.02%, VRDN, (LOC: Citibank, NA & Insd. by AMBAC)	8,000,000	8,000,000
Chicago, IL Board of Ed. TOC, Ser. Z8, 3.06%, VRDN, (Liq.: Goldman Sachs Group, Inc. & Insd. by FGIC)	7,745,000	7,745,000
Cincinnati, OH City Sch. Dist. Eagle Trust Cert., Class A, 3.02%, VRDN, (LOC: Citibank, NA)	4,000,000	4,000,000
Clark Pleasant, IN Cmnty. Sch. ROC RR II R 4564, 3.02%, VRDN, (LOC: Citibank, NA & Insd. by FSA)	6,740,000	6,740,000
Cobb Cnty., GA Dev. Auth. Univ. RB, Ser. 580, 3.02%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,980,000	4,980,000
Colorado Edl. & Cultural Facs. Auth. RB, California Baptist Univ. Proj., 3.08%, VRDN, (LOC: Western Corporate Federal Credit Union)	30,000,000	30,000,000
Dallas, TX Independent Sch. Dist. ROC, 3.02%, VRDN, (LOC: Citibank, NA)	6,155,000	6,155,000
Darlington Cnty., SC Sch. Dist. RB, Ser. 696, 3.02%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by FSA)	5,395,000	5,395,000
De Soto, TX Independent Sch. Dist. GO, PFOTER, 3.06%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	11,365,000	11,365,000
Detroit, MI City Sch. Dist. Eagle-720050072, Class A, 3.02%, VRDN, (LOC: Citibank, NA & Insd. by FSA)	26,700,000	26,700,000
El Paso Cnty., CO Sch. Dist. No. 020 ROC:
RR II R 2196, 3.02%, VRDN, (LOC: Citigroup, Inc. & Insd. by FGIC)	5,190,000	5,190,000
RR II R 3030, 3.02%, VRDN, (LOC: Citigroup, Inc. & Insd. by FGIC)	5,190,000	5,190,000
El Paso, TX Independent Sch. Dist. GO, Ser. 1035, 3.02%, VRDN, (Gtd. by PSF & Liq.: JPMorgan Chase & Co.)	5,850,000	5,850,000
El Paso, TX Independent Sch. Dist. ROC RR II R 2221, 3.02%, VRDN, (Gtd. by PSF & Liq.: Citigroup, Inc.)	5,970,000	5,970,000
Forsyth Cnty., GA Sch. Dist. ROC, 3.02%, VRDN, (Gtd. by Caisse Depots)	3,025,000	3,025,000
Garland, TX Independent Sch. Dist. RB, 3.02%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,935,000	3,935,000
Gwinnett Cnty., GA Edl. Dev. Auth. RB, 3.02%, VRDN, (LOC: Citibank, NA)	6,650,000	6,650,000
Hays, TX Cons. Independent Sch. Dist. RB, Ser. 632, 3.02%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,890,000	3,890,000
Houston, TX Independent Sch. Dist. RB, Floating Rate Trust Cert., Ser. 494, 3.03%, VRDN, (Liq.: Morgan Stanley)	3,745,000	3,745,000
Illinois Dev. Fin. Auth. RB, Illinois Central College Proj., Ser. A, 3.23%, VRDN, (Gtd. by U.S. Central Credit Union)	8,025,000	8,025,000
Illinois Ed. Facs. Auth. RB:
Macon Trust, Ser. D, 3.02%, VRDN, (LOC: Bank of America Corp.)	7,010,000	7,010,000
Univ. of Chicago, Ser. A, 3.02%, VRDN, (LOC: Citibank, NA)	5,000,000	5,000,000
Jackson, TN Hlth. Edl. & Hsg. RB, Union Univ. Proj., 3.10%, VRDN, (LOC: AmSouth Bancorp)	2,740,000	2,740,000
Kane & Du Page Cntys., IL Cmnty., Unit Sch. Dist., ROC, 3.02%, VRDN, (LOC: Citigroup, Inc. & Insd. by FSA)	6,475,000	6,475,000
King Cnty., WA Sch. Dist. 401 RB, 3.02%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,985,000	2,985,000
Lewisville, TX Independent Sch. Dist. RB, Ser. 701, 3.02%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by FGIC)	6,215,000	6,215,000
Mansfield, TX Independent Sch. Dist. GO, Ser. 704, 3.02%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,080,000	2,080,000
Mansfield, TX Independent Sch. Dist. ROC RR II R 6005, 3.02%, VRDN, (Gtd. by PSF & Liq.: Citibank, NA)	8,850,000	8,850,000
Massachusetts Dev. Fin. Agcy. RB:
Cushing Academy Proj., 3.06%, VRDN, (Gtd. by TD Banknorth, Inc.)	13,500,000	13,500,000
Northfield Mount Hermon Proj., Ser. A, 3.06%, VRDN, (LOC: Bank of America Corp.)	20,000,000	20,000,000
Suffolk Univ. Proj., Ser. A, 3.06%, VRDN, (LOC: Citizens Bank)	10,000,000	10,000,000

2

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value
MUNICIPAL OBLIGATIONS continued
EDUCATION continued
McPherson, KS Edl. Fac. RB:
Ser. A, 2.98%, VRDN, (LOC: Bank of America Corp.)	$4,195,000	$4,195,000
Ser. B, 2.98%, VRDN, (LOC: Bank of America Corp.)	2,715,000	2,715,000
Merrillville, IN Cmnty. Sch. Corp. TAN, 3.00%, 12/30/2005	11,800,000	11,805,313
Minnesota Higher Ed. Facs. Auth. RB, Concordia Univ. Proj., 2.90%, VRDN, (SPA: Allied Irish Banks plc)	2,580,000	2,580,000
Mishawaka, IN Sch. Bldg. Corp. RB, 3.02%, VRDN, (Liq.: Citigroup, Inc.)	6,980,000	6,980,000
New Caney, TX Independent Sch. Dist. RB, Ser. 651, 3.02%, VRDN, (LOC: JPMorgan Chase & Co. & Insd. by FGIC)	5,495,000	5,495,000
New Hampshire Hlth. & Ed. Facs. Auth. RB, RAN:
Capital Ctr. of Arts, Ser. E, 4.00%, 04/26/2006, (LOC: Bank of America Corp.)	800,000	803,105
Proctor Academy, Ser. I, 4.00%, 04/26/2006	1,500,000	1,504,646
New Hampshire Hlth. & Edl. Facs. Auth. RB, Brewster Academy Proj., 3.01%, VRDN, (SPA: Allied Irish Banks plc)	10,000,000	10,000,000
New York, NY IDA RB, Sacred Heart Sch. Proj., 3.02%, VRDN, (LOC: M&T Bank Corp.)	3,750,000	3,750,000
North Carolina Fac. Fin. RB Eagle-720050060, Class A, 3.02%, VRDN, (LOC: Citibank, NA)	7,550,000	7,550,000
Northwest, TX Independent Sch. Dist. TOC, Ser. Z4, 3.03%, VRDN, (Gtd. by Goldman Sachs Group, Inc.)	28,535,000	28,535,000
Ohio Higher Ed. Facs. RB:
Cedarville Univ. Proj., 3.05%, VRDN, (LOC: KeyCorp)	2,625,000	2,625,000
Columbus College Art Proj., 3.15%, VRDN, (LOC: Huntington Natl. Bank)	9,700,000	9,700,000
Palm Beach Cnty., FL Edl. Facs. RB, Atlantic College Proj., 3.05%,VRDN, (LOC: Bank of America Corp.)	9,600,000	9,600,000
PFOTER, 3.08%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by MBIA)	13,450,000	13,450,000
Philadelphia, PA Sch. Dist. GO, Ser. 345, 3.03%,VRDN, (Liq.: Morgan Stanley)	3,835,000	3,835,000
Pinckney, MI Cmnty. Sch. ROC, 3.02%, VRDN, (Liq.: Citigroup, Inc.)	6,235,000	6,235,000
Princeton, OH Sch. Dist. MSTR RB, 3.02%, VRDN, (SPA: Societe Generale)	4,740,000	4,740,000
St. Joseph Cnty., IN EDRB, Grace Christian Schools Proj., 3.23%, VRDN, (LOC: Bank One)	2,125,000	2,125,000
San Antonio, TX Independent Sch. Dist. ROC RR II R 368, 3.02%,VRDN, (LOC: Citibank, NA)	5,000,000	5,000,000
Socorro, TX Independent Sch. Dist. GO, Ser. 1036, 3.02%, VRDN, (Gtd. by PSF & Liq.: JPMorgan Chase & Co.)	5,250,000	5,250,000
South Berwick, ME Ed. Facs. RB, Berwick Academy Issue, 3.01%, VRDN, (SPA: Allied Irish Banks plc)	6,000,000	6,000,000
Southern Illinois Univ. RB, 3.02%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,085,000	4,085,000
Texas A&M Univ. RB, Ser. 946, 3.02%, VRDN, (Liq.: JPMorgan Chase & Co.)	7,240,000	7,240,000
Tyler, TX Independent Sch. Dist. RB, Ser. 661, 3.02%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,675,000	5,675,000
University of Alabama RB, 3.02%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,995,000	4,995,000
University of South Alabama RB, 3.02%, VRDN, (Liq.: JPMorgan Chase & Co.)	1,170,000	1,170,000
University of South Florida Research Foundation RB, Univ. Tech. Proj., Ser. B, 3.05%, VRDN, (LOC: Bank of America Corp.)	11,000,000	11,000,000
University of Texas RB:
3.02%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,795,000	3,795,000
MSTR, 3.02%, VRDN, (SPA: Societe Generale)	6,690,000	6,690,000
Wayne Township, IN Marion Cnty. Sch. ROC RR II R 3039, 3.02%, VRDN, (Liq.: Citigroup, Inc. & Insd. by FGIC)	5,345,000	5,345,000
West Virginia Univ. RB, 3.06%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by AMBAC)	2,270,000	2,270,000
Will Cnty., IL Cmnty. Sch. Dist. GO, PFOTER, 3.06%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	9,110,000	9,110,000
Zionsville, IN Cmnty. Sch. GO, Bldg. Corp. Proj., 3.02%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FSA)	22,515,000	22,515,000
		622,028,064
GENERAL OBLIGATION — LOCAL 3.3%
ABN AMRO Munitops Cert. Trust GO, 3.04%, VRDN, (SPA: ABN AMRO Holding NV & Insd. by AMBAC)	8,590,000	8,590,000
Anchorage, AK GO, ROC, 3.02%, VRDN, (LOC: Citibank, NA)	8,515,000	8,515,000
Arlington, TX GO Putters, Ser. 760, 3.02%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by FSA)	2,965,000	2,965,000

3

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value
MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION — LOCAL continued
Bachelor Gulch Metro. Dist., Colorado GO, 2.35%, 12/01/2005, (LOC: Compass Bancshares, Inc.)	$10,000,000	$10,000,000
Blount Cnty., TN Pub. Bldg. Auth. RB, Local Govt. Pub. Impt. Proj., Ser. A-6A, 3.00%, VRDN, (Gtd. by Regions Finl. Corp. & Insd. by AMBAC)	10,000,000	10,000,000
Brighton Crossing Metro. Dist., Colorado GO, 3.13%, VRDN, (LOC: Compass Bancshares, Inc.)	2,600,000	2,600,000
Chattanooga, TN GO, ROC, 3.02%, VRDN, (Liq.: Citigroup, Inc. & Insd. by MBIA)	4,895,000	4,895,000
Chicago, IL GO:
Ser.1050, 3.02%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by FSA)	1,520,000	1,520,000
Variable Rate Trust Cert., Ser. ZC-1, 3.23%, VRDN, (LOC: Bank of America Corp. & Insd. by FGIC)	25,401,000	25,401,000
Cook Cnty., IL First Dist. GO, 3.02%, VRDN, (Liq.: JPMorgan Chase & Co.)	11,495,000	11,495,000
Dallas, TX Refunding GO, 3.20%, 10/05/2006, (SPA: Depfa Bank plc)	17,785,000	17,785,000
Delaware Valley, PA Regl. Fin. Auth. GO:
Class A, 3.01%, VRDN, (LOC: Citigroup, Inc.)	5,000,000	5,000,000
PFOTER, 3.01%, VRDN, (SPA: BNP Paribas SA & Insd. by AMBAC)	37,575,000	37,575,000
Detroit, MI GO, Class A, 3.02%, VRDN, (LOC: Citibank, NA)	8,910,000	8,910,000
Ebert Metro. Dist., CO Securitization Trust, Ser. S1, Class A2, 3.13%, VRDN, (LOC: Compass Bancshares, Inc.)	9,500,000	9,500,000
Frisco, TX Independent Sch. Dist. GO, Ser. 656, 3.02%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,955,000	5,955,000
Honolulu, HI City & Cnty. GO, ROC:
RR II R 4043, 3.02%, VRDN, (Insd. by MBIA & Liq.: Citigroup, Inc.)	4,475,000	4,475,000
RR II R 5052, 3.02%, VRDN, (Insd. by MBIA & Liq.: Citigroup, Inc.)	2,305,000	2,305,000
Eagle-20041012, Class A, 3.02%, VRDN, (Insd. by MBIA & LOC: Citibank, NA)	6,535,000	6,535,000
Houston, TX GO, ROC, 3.02%, VRDN, (LOC: Citibank, NA)	3,750,000	3,750,000
Mississippi Dev. Bank Spl. Tax Obl. GO, DeSoto Cnty. Pub. Impt. Proj., 3.19%, VRDN, (SPA: AmSouth Bancorp & Insd. by AMBAC)	7,950,000	7,950,000
Omaha, NE Convention Ctr. GO, Eagle Trust Cert., 3.02%, VRDN, (LOC: Citibank, NA)	8,000,000	8,000,000
Park Creek Metro. Dist., CO GO, PFOTER, 3.07%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,495,000	5,495,000
Shelby Cnty., TN GO Eagle-720050073, Class A, 3.02%, VRDN, (LOC: Citibank, NA & Insd. by AMBAC)	4,550,000	4,550,000
		213,766,000
GENERAL OBLIGATION — STATE 2.8%
California GO, ROC, 3.04%, VRDN, (LOC: Citibank, NA)	6,995,000	6,995,000
Clipper Tax-Exempt Cert. Trust:
Ser. 2004-4, 3.04%, VRDN, (Gtd. by State Street Corp.)	25,000,000	25,000,000
Ser. 2004-5, 3.05%, VRDN, (Gtd. by State Street Corp.)	14,500,000	14,500,000
Ser. 2004-6, 3.04%, VRDN, (Gtd. by State Street Corp.)	12,750,000	12,750,000
Ser. 2005-29, 3.04%, VRDN, (Gtd. by State Street Corp. & Insd. by FGIC)	13,000,000	13,000,000
Florida Board of Ed. GO, Ser. 137, 3.02%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,595,000	6,595,000
Florida Dept. of Trans. GO, ROC, 3.02%, VRDN, (Liq.: Citigroup, Inc.)	2,085,000	2,085,000
Georgia GO, 3.02%, VRDN, (LOC: Citibank, NA)	9,885,000	9,885,000
Hawaii GO ROC:
3.02%, VRDN, (LOC: Citibank, NA)	7,380,000	7,380,000
RR II R 417, 3.02%, VRDN, (LOC: Citibank, NA & Insd. by AMBAC)	4,500,000	4,500,000
Illinois GO:
3.02%, VRDN, (Liq.: Citigroup, Inc.)	3,570,000	3,570,000
3.02%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,750,000	4,750,000
Louisiana GO, 3.02%, VRDN, (Liq.: Citigroup, Inc.)	4,190,000	4,190,000
Massachusetts Bay Trans. Auth. MTC GO, 2.83%, VRDN, (SPA: Societe Generale)	16,000,000	16,000,000
Massachusetts PFOTER, 3.00%, VRDN, (SPA: BNP Paribas SA)	385,000	385,000
Minnesota GO, ROC, 3.02%, VRDN, (Liq.: Citigroup, Inc.)	3,790,000	3,790,000
North Carolina GO Eagle-720051001, Class A, 3.02%, VRDN, (LOC: Citibank, NA)	2,370,000	2,370,000
Oregon GO, ROC, 3.02%, VRDN, (LOC: Citibank, NA)	4,955,000	4,955,000
Texas GO MSTR, Ser. 58A, 3.02%, VRDN, (SPA: Societe Generale)	5,800,000	5,800,000

4

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value
MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION — STATE continued
Texas GO:
Ser. 935, 3.02%, VRDN, (Liq.: JPMorgan Chase & Co.)	$3,495,000	$3,495,000
Ser. 1013, 3.02%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,660,000	3,660,000
Washington GO:
Eagle-720050067, Class A, 3.02%, VRDN, (LOC: Citibank, NA & Insd. by AMBAC)	11,000,000	11,000,000
Ser. 573, 3.05%, VRDN, (Liq.: Morgan Stanley & Insd. by FGIC)	5,500,000	5,500,000
Wisconsin GO:
3.02%, VRDN, (LOC: Citibank, NA)	4,820,000	4,820,000
Ser. 702, 3.02%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,060,000	5,060,000
		182,035,000
HOSPITAL 8.9%
Alaska Indl. Dev. & Export Auth. RB, ROC, 3.01%, VRDN, (LOC: Citibank, NA & Insd. by FSA)	51,400,000	51,400,000
Allegheny Cnty., PA Hosp. Dev. Auth. RB, PFOTER, 3.10%, 09/28/2006, (SPA: Landesbank Hessen)	20,000,000	20,000,000
Butler Cnty., OH Hosp. Facs. RB:
PFOTER, 3.20%, 10/05/2006, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FSA)	29,995,000	29,995,000
UCPHA, Inc. Proj., 3.15%, VRDN, (LOC: Huntington Natl. Bank)	11,750,000	11,750,000
Delaware Cnty., PA Auth. RB, White Horse Vlg. Proj., Ser. B, 3.02%, VRDN, (LOC: M&T Bank Corp.)	7,270,000	7,270,000
Douglas Cnty., NE Hosp. Auth. RB No. 2, 3.13%, VRDN, (LOC: Citibank, NA)	4,433,000	4,433,000
Elizabethton, TN Hlth. & Edl. Facs. RB, PFOTER, 3.07%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,995,000	5,995,000
Eustis, FL Hlth. Facs. Auth. RB, Waterman Med. Ctr. Proj., 3.10%, VRDN, (LOC: SunTrust Banks, Inc.)	1,138,000	1,138,000
Fulton Cnty., GA Dev. Auth. RB, Floating Rate Trust Cert., Ser. 05-1, 3.04%, VRDN, (LOC: SunTrust Banks, Inc.)	25,230,000	25,230,000
Hawaii Dept. Budget Fin. Spl. RB:
Ser. 834, 3.04%, VRDN, (Liq.: JPMorgan Chase & Co.)	14,960,000	14,960,000
Ser. 835, 3.04%, VRDN, (Liq.: JPMorgan Chase & Co.)	58,325,000	58,325,000
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Proj.:
Ser. A, 3.10%, VRDN, (LOC: SunTrust Banks, Inc.)	3,500,000	3,500,000
Ser. C, 3.02%, VRDN, (Gtd. by Adventist Hlth. Sys.)	12,095,000	12,095,000
Huron Cnty., MI EDA RRB, Huron Mem. Hosp. Proj., 2.99%, VRDN, (LOC: Fifth Third Bancorp)	3,855,000	3,855,000
Idaho Hlth. Facs. Auth. RB, ROC:
RR II R 345, 3.05%, VRDN, (LOC: Radian Group, Inc. & Citibank, NA)	7,495,000	7,495,000
RR II R 403, 3.05%, VRDN, (LOC: Radian Group, Inc. & Citibank, NA)	5,335,000	5,335,000
Illinois Hlth. Facs. Auth. RB:
Advocate Hlth. Care Network, Ser. A, 2.74%, 07/06/2006, (Gtd. by Advocate Hlth. Care Network)	13,100,000	13,100,000
ROC RR II R 401, 3.02%, VRDN, (LOC: Citibank, NA & Insd. by FHA)	10,495,000	10,495,000
Indiana Hlth. Facs. Auth. RB, Ascension Hlth. Credit Group, Ser. A:
2.72%, 06/01/2006, (Gtd. by Advocate Hlth. Care Network)	12,500,000	12,500,000
2.74%, 06/01/2006, (Gtd. by Advocate Hlth. Care Network)	11,000,000	11,000,000
Indianapolis, IN Hlth. Facs. Fin. Auth. RB, Ascension Hlth. Credit Group, Ser. A, 2.50%, 03/01/2006, (Gtd. by Ascension Hlth. Credit Group)	20,000,000	19,981,047
Johnson City, TN Hlth. & Edl. Facs. RB, 3.05%, VRDN, (LOC: Lloyds TSB Group plc)	13,000,000	13,000,000
Kansas Dev. Fin. Auth. MHRB, Springhill Apts. Proj., Ser. B, 3.05%, VRDN, (LOC: Bank of America Corp.)	4,685,000	4,685,000
Kenai Peninsula Borough, AK Hosp. Facs. RB, ROC, 3.02%, VRDN, (Liq.: Citigroup, Inc.)	6,560,000	6,560,000
Lorain Cnty., OH Hosp. Facs. RB, PFOTER, 3.03%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,995,000	4,995,000
Louisiana Pub. Facs. Auth. RRB, Chateau Riviere, Inc. Proj., 3.10%, VRDN, (LOC: Union Planters Bank)	2,660,000	2,660,000
Lowndes Cnty., GA Residential Care Facs. for the Elderly RB, South Georgia Hlth. Alliance Proj., 3.00%, VRDN, (LOC: Bank of America Corp.)	1,189,000	1,189,000
Massachusetts Hlth. & Edl. Fac. Auth. RB:
3.20%, 10/06/2006, (SPA: Svenska Handelsbank)	10,000,000	10,000,000
Cape Cod Hlth. Care, Ser. D, 3.05%, VRDN, (LOC: Bank of America Corp.)	10,000,000	10,000,000

5

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value
MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Massachusetts Hlth. & Edl. Fac. Auth. RB:
PFOTER, 2.85%, 06/22/2006, (Liq.: Merrill Lynch & Co., Inc.)	$7,035,000	$7,035,000
ROC, Ser. 333CE, 3.06%, VRDN, (LOC: Citibank, NA)	6,345,000	6,345,000
Metropolitan Govt. of Nashville & Davidson Cnty., TN RB, Ascension Hlth. Credit Group Facs., 2.30%, 01/04/2006, (Gtd by. Ascension Hlth. Credit Group)	15,000,000	15,000,000
Miami Cnty., OH Hosp. Facs. RB, PFOTER, 3.07%, VRDN, (SPA: Natl. Australia Bank, Ltd.)	5,345,000	5,345,000
Miami, FL Hlth. Facs. Auth. PFOTER, Mercy Hosp. Proj., 3.07%, VRDN, (LOC: WestLB AG)	7,100,000	7,100,000
Missouri Hlth. & Edl. Facs. RB, Lutheran Church Proj., 2.90%, VRDN, (LOC: Bank of America Corp.)	22,075,000	22,075,000
New Hampshire Hlth. & Ed. Facs. Auth. RAN, Ser. F, 4.00%, 04/26/2006, (Liq.: Morgan Stanley & Insd. by FGIC)	7,000,000	7,024,410
New Hampshire Hlth. & Ed. Facs. Auth. RB, 3.08%, VRDN, (LOC: Bank of America Corp.)	7,000,000	7,000,000
Norfolk, VA EDA, ROC RR II R 322, 3.02%, VRDN, (LOC: Citibank, NA)	13,470,000	13,470,000
North Carolina Med. Care Commission ROC, 3.02%, VRDN, (LOC: Citibank, NA)	3,590,000	3,590,000
Oakland, CA RB PFOTER, 2.85%, 07/06/2006, (Liq.: Merrill Lynch & Co., Inc.)	5,470,000	5,470,000
Rhode Island Hlth. & Ed. Bldg. Auth. MSTR, Ser. 1999-69C, 3.15%, VRDN, (Liq.: Bear Stearns Cos.)	32,425,000	32,425,000
Salt Lake City, UT Hosp. RB, MSTR, Ser. 1999-68B, 3.15%, VRDN, (Liq.: Bear Stearns Cos.)	33,150,000	33,150,000
St. Charles Cnty., MO RB, United Handicapped Svcs., 3.13%, VRDN, (LOC: U.S. Bancorp)	5,040,000	5,040,000
Vermont Edl. & Hlth. Fin. Agcy. RB, Rutland Med. Ctr. Proj., 3.05%, VRDN, (LOC: Bank of America Corp.)	9,825,000	9,825,000
Washington Hlth. Care Facs. Auth. RB, Adventist Hlth. Sys. Proj., 2.95%, VRDN, (LOC: Mellon Finl. Corp.)	2,200,000	2,200,000
Wisconsin Hlth. & Ed. Facs. Auth. RB, PFOTER, 3.35%, 11/09/2006, (SPA: Landesbank Hessen & Insd. by MBIA)	8,430,000	8,430,000
		573,465,457
HOUSING 37.9%
ABN AMRO Munitops Cert. Trust RB, Ser. 2002-1, 3.15%, VRDN, (LOC: LaSalle Bank, NA)	24,475,000	24,475,000
Bank of New York Co. MTC, 3.10%, VRDN, (LOC: Bank of New York Co.)	36,553,500	36,553,500
Bexar Cnty., TX Hsg. Fin. Corp. PFOTER, 3.11%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	7,490,000	7,490,000
Bloomington, MN MHRRB, Norlan Partners Proj., Ser. B, 3.23%, VRDN, (LOC: Associated Banc-Corp.)	2,410,000	2,410,000
Boise City, ID MHRB, 3.11%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	20,170,000	20,170,000
Brevard Cnty., FL HFA MHRB, Shore View Apts. Proj., 3.05%, VRDN, (LOC: Harris Trust & Savings)	800,000	800,000
Brevard Cnty., FL SFHRB PFOTER, 3.07%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	7,295,000	7,295,000
California CDA MHRB, PFOTER:
3.04%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,935,000	2,935,000
3.08%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	6,605,000	6,605,000
California Cmnty. MHRB, 3.08%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	9,025,000	9,025,000
California HFA RB:
Ser. J, 2.80%, VRDN, (LOC: Lloyds TSB Group plc)	20,000,000	20,000,000
Ser. H, 2.97%, VRDN, (Insd. by FSA)	30,440,000	30,440,000
Central City, CO MHRB, Gold Mountain Apts. Proj., 3.49%, VRDN, (Liq.: American Intl. Group, Inc.)	9,250,000	9,250,000
Charter Mac Equity Issuer Trust TOC, Ser. EE, 3.11%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	38,525,000	38,525,000
Charter Mac Equity Issuer Trust:
PFOTER:
3.09%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,435,000	5,435,000
3.11%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	56,665,000	56,665,000
Ser. 2003-B, 3.11%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	74,475,000	74,475,000
Ser. 2003-C, 3.11%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	27,600,000	27,600,000
Ser. 2604, 3.11%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	79,790,000	79,790,000
Charter Mac Floating Cert. Trust:
Ser. 2002-4, 3.05%, VRDN, (SPA: Landesbank Baden & Insd. by MBIA)	14,000,000	14,000,000
Ser. 2002-5, 3.05%, VRDN, (Insd. by MBIA)	13,000,000	13,000,000

6

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value
MUNICIPAL OBLIGATIONS continued
HOUSING continued
Charter Mac Floating Cert. Trust:
Ser. 2005-H, 3.11%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	$34,980,000	$34,980,000
Ser. 2005-Q, 3.11%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	19,990,000	19,990,000
Class B Revenue Bond Cert. Trust:
Ser. 2001-1, 3.43%, VRDN, (Liq.: American Intl. Group, Inc.)	1,800,000	1,800,000
Ser. 2001-2, 3.68%, VRDN, (Liq.: American Intl. Group, Inc.)	11,367,000	11,367,000
Ser. 2002-1, 3.43%, VRDN, (Liq.: American Intl. Group, Inc.)	6,043,000	6,043,000
Ser. 2003-1, 2.65%, 03/06/2006, (Liq.: American Intl. Group, Inc.)	6,530,000	6,530,000
Ser. 2004-1, 3.43%, VRDN, (Liq.: American Intl. Group, Inc.)	15,003,000	15,003,000
Clipper Tax-Exempt Cert. Trust:
Ser. 1998-2, 3.10%, VRDN, (SPA: State Street Corp. & Insd. by FSA)	11,495,000	11,495,000
Ser. 1999-2, 3.18%, VRDN, (SPA: State Street Corp.)	21,188,015	21,188,015
Ser. 1999-3, 3.18%, VRDN, (Liq.: State Street Corp. & Insd. by GNMA)	30,266,000	30,266,000
Ser. 2000-1, 3.10%, VRDN, (SPA: State Street Corp.)	1,347,000	1,347,000
Ser. 2002-9, 3.18%, VRDN, (Liq.: State Street Corp. & Insd. by FNMA)	43,083,000	43,083,000
Ser. 2003-5, 3.10%, VRDN, (Liq.: State Street Corp. & Insd. by FSA)	18,800,000	18,800,000
Ser. 2004-8, 3.10%, VRDN, (SPA: Lloyds TSB Group plc & Insd. by FSA)	7,849,000	7,849,000
Ser. 2004-9, 3.18%, VRDN, (Liq.: State Street Corp. & Insd. by FSA)	13,155,000	13,155,000
Ser. 2004-10, 3.18%, VRDN, (Liq.: State Street Corp. & Insd. by GNMA & FNMA)	13,487,000	13,487,000
Ser. 2005-1, 3.18%, VRDN, (SPA: State Street Corp. & Insd. by FSA)	19,331,000	19,331,000
Ser. 2005-2, 3.18%, VRDN, (SPA: State Street Corp.)	12,857,000	12,857,000
Ser. 2005-3, 3.02%, VRDN, (SPA: State Street Corp. & Insd. by FSA)	20,368,000	20,368,000
Ser. 2005-12, 3.18%, VRDN, (Liq.: State Street Corp. & Insd. by GNMA & FNMA)	24,668,000	24,668,000
Ser. 2005-13, 3.18%, VRDN, (Liq.: State Street Corp. & Insd. by GNMA & FNMA)	27,293,000	27,293,000
Ser. 2005-14, 3.18%, VRDN, (SPA: State Street Corp. & Insd. by GNMA)	17,006,000	17,006,000
Ser. 2005-30, 3.13%, VRDN, (LOC: State Street Corp.)	15,000,000	15,000,000
Ser. 2005-31, 3.13%, VRDN, (LOC: AMBAC & SPA: State Street Corp.)	25,000,000	25,000,000
Contra Costa Cnty., CA MHRB, 3.08%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	6,820,000	6,820,000
Dakota Cnty., MN CDA MHRB, View Pointe Apts. Proj., 3.14%, VRDN, (LOC: LaSalle Bank NA)	4,000,000	4,000,000
Dallas, TX HFA MHRB, 3.08%, VRDN, (Liq.: JPMorgan Chase & Co.)	7,000,000	7,000,000
DeKalb Cnty., GA Hsg. Auth. MHRB, 3.11%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,790,000	2,790,000
Denver, CO City & Cnty. MHRB, 3.11%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,915,000	5,915,000
District of Columbia HFA MHRB, Fort Lincoln Garden Proj., Ser. A, 3.20%, VRDN, (LOC: Crestar Bank)	2,495,000	2,495,000
Durham, NC Hsg. Auth. MHRB, PFOTER, Lakemoor Apts. Proj., 3.11%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	8,645,000	8,645,000
Duval Cnty., FL MHRB, Camri Green Apts., 3.02%, VRDN, (Insd. by FNMA)	5,900,000	5,900,000
El Paso Cnty., CO SFHRB, Floating Rate Trust Cert., Ser. 1136, 3.06%, VRDN, (Liq.: Morgan Stanley)	7,164,500	7,164,500
FHLMC MHRB:
Ser. M001, Class A, 3.08%, VRDN, (Insd. by FHLMC)	31,599,353	31,599,353
Ser. M002, Class A, 3.13%, VRDN, (Insd. by FHLMC)	5,526,018	5,526,019
Ser. M005, Class A, 3.24%, VRDN, (Insd. by FHLMC)	32,313,563	32,313,563
Ser. M008, Class A, 3.13%, VRDN, (Insd. by FHLMC)	10,840,000	10,840,000
Florida Hsg. Fin. Corp. MHRB:
3.06%, VRDN, (Insd. by FNMA)	6,200,000	6,200,000
3.07%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	7,890,000	7,890,000
Lee Vista Apts. Proj., 3.01%, VRDN, (Insd. by FHLMC)	605,000	605,000
Lynn Lake Apts. Proj., Ser. B1, 3.05%, VRDN, (Insd. by FHLMC)	10,110,000	10,110,000
Maitland Apts. Proj., 3.01%, VRDN, (Insd. by FHLMC)	19,905,000	19,905,000
Franklin Cnty., OH MHRB, Emerald Edge Apts. Proj., 3.43%, VRDN, (Liq.: American Intl. Group, Inc.)	6,955,000	6,955,000
Georgia HFA RB ROC RR II R 423, 3.06%, VRDN, (LOC: Citibank, NA)	3,095,000	3,095,000
Harris Cnty., TX Hsg. Fin. Corp. MHRB, 3.11%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	18,875,000	18,875,000
Indianapolis, IN MHRB, Crossing Partners Proj., 3.49%, VRDN, (Liq.: American Intl. Group, Inc.)	8,700,000	8,700,000
Kansas City, MO IDA MHRRB, Ethans Apts. Proj., 3.01%, VRDN, (LOC: Citibank, NA)	7,560,000	7,560,000

7

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value
MUNICIPAL OBLIGATIONS continued
HOUSING continued
Kansas Dev. Fin. Auth. MHRB, Bluffs Olathe Apts. Proj., 3.74%, VRDN, (Liq.: American Intl. Group, Inc.)	$9,500,000	$9,500,000
Lansing, KS MHRB, 3.11%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,185,000	4,185,000
Lee Cnty., FL HFA MHRB, Forestwood Apts. Proj., Ser. A, 3.03%, VRDN, (Insd. by FNMA)	2,500,000	2,500,000
Los Angeles, CA MHRRB, Colonia Corona Apts. Proj., Ser. D, 3.11%, VRDN, (LOC: Citibank, NA)	3,750,000	3,750,000
Louisiana Hsg. Fin. Agcy. Mtge. RB, Ser. 1066, 3.08%, VRDN, (Liq.: Morgan Stanley)	14,096,500	14,096,500
Macon Trust Pooled Cert.:
Ser.1997, 3.18%, VRDN, (LOC: Bank of America Corp. & Insd. by FSA)	50,205,000	50,205,000
Ser.1998A:
3.13%, VRDN, (LOC: Bank of America Corp. & Insd. by MBIA)	5,000,000	5,000,000
3.13%, VRDN, (LOC: Bank of America Corp. & Insd. by AMBAC)	20,184,000	20,184,000
Macon-Bibb Cnty., GA Urban Dev. Auth. RRB, Hotel Investors Proj., 3.05%, VRDN, (LOC: SunTrust Banks, Inc.)	272,000	272,000
Marion Cnty., FL HFA RRB, Paddock Apts. Proj., 2.99%, VRDN, (Insd. by FNMA)	4,000,000	4,000,000
Massachusetts Dev. Fin. Agcy. RB, PFOTER, 3.09%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	34,550,000	34,550,000
Massachusetts HFA SFHRB, Ser. U, 2.65%, 01/31/2006, (Gtd. by American Intl. Group, Inc.)	8,955,000	8,955,000
McHenry, IL MHRRB, Fawn Ridge Apts. Proj., 3.18%, VRDN, (LOC: Fifth Third Bancorp)	6,990,000	6,990,000
Michigan Bldg. Auth. RB, ROC, 3.02%, VRDN, (Liq.: Citigroup, Inc.)	4,160,000	4,160,000
Michigan HDA RB, Ser. A, 2.98%, VRDN, (SPA: WestLB AG)	26,900,000	26,900,000
Minnesota Bond Securitization Trust, 3.18%, VRDN, (LOC: LaSalle Bank NA)	6,070,000	6,070,000
Minnesota HFA RB, 2.22%, 12/09/2005, (Liq.: Merrill Lynch & Co., Inc.)	4,505,000	4,505,000
MMA Finl. MHRB, Ser. B, Class A, 3.10%, VRDN, (LOC: SunTrust Banks, Inc.)	9,645,000	9,645,000
Montgomery Cnty., MD Hsg. Opportunities MHRB, 3.11%, VRDN, (SPA: Danske Bank)	11,000,000	11,000,000
Municipal Mtge. & Equity, LLC RB, PFOTER, 3.11%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	84,535,000	84,535,000
Nebraska Investment Fin. Auth. MHRB:
Apple Creek Associates Proj., 2.76%, VRDN, (LOC: Northern Trust Corp.)	6,190,000	6,190,000
Cambury Hills Apts. Proj., 3.43%, VRDN, (Liq.: American Intl. Group, Inc.)	10,975,000	10,975,000
New Jersey Hsg. & Mtge. Fin. RB, Ser. 1012, 3.04%, VRDN, (Liq.: Morgan Stanley & Insd. by FGIC)	1,385,000	1,385,000
New Mexico Fin. Auth. SFHRB, 4.09%, VRDN, (Insd. by Trinity Plus Funding Co.)	33,932,420	33,932,420
New Orleans, LA Fin. Auth. SFHRB, Ser. 1137, 3.13%, VRDN, (Liq.: Morgan Stanley)	22,805,000	22,805,000
New Orleans, LA Indl. Dev. Board RB, Floating Rate Trust Cert., Ser. 987, 3.08%, VRDN, (Liq.: Morgan Stanley)	16,990,000	16,990,000
New York, NY Hsg. Dev. Corp. MHRB:
155 West 21st Street Proj., Ser. A, 3.03%, VRDN, (LOC: Bank of New York Co.)	7,900,000	7,900,000
West 55th Street Proj., 3.15%, VRDN, (LOC: Bayerische Hypotheken)	51,300,000	51,300,000
Oakland, CA MHRB PFOTER, 3.45%, 11/09/2006, (LOC: Lloyds TSB Group plc)	109,995,000	109,995,000
Ohio Hsg. Fin. Agcy. MHRB, Westlake Apts. Proj., 3.43%, VRDN, (Liq.: American Intl. Group, Inc.)	9,810,000	9,810,000
PFOTER:
2.65%, 03/09/2006, (Liq.: Merrill Lynch & Co., Inc.)	4,540,000	4,540,000
2.82%, 04/06/2006, (Insd. by FHLMC)	95,585,000	95,585,000
3.08%, VRDN, (Insd. by FHLMC)	111,965,000	111,965,000
3.45%, 11/16/2006, (Liq.: Merrill Lynch & Co., Inc.)	10,000,000	10,000,000
Class A:
2.40%, 02/02/2006, (Liq.: Merrill Lynch & Co., Inc.)	58,150,000	58,150,000
3.08%, VRDN, (Insd. by FHLMC)	1,925,000	1,925,000
3.13%, VRDN, (SPA: WestLB AG)	103,780,000	103,780,000
Class B, 2.85%, 07/06/2006, (LOC: Lloyds TSB Group plc)	45,460,000	45,460,000
Class C, 2.65%, 03/09/2006, (Liq.: Merrill Lynch & Co., Inc.)	18,195,000	18,195,000
Class D, 3.10%, 09/28/2006, (Liq.: Merrill Lynch & Co., Inc.)	5,445,000	5,445,000
Class F:
2.90%, VRDN, (LOC: Lloyds TSB Group plc)	7,635,000	7,635,000
3.08%, VRDN, (Insd. by FHLMC)	24,875,000	24,875,000
Class I, 2.65%, 03/09/2006, (Liq.: Merrill Lynch & Co., Inc.)	43,860,000	43,860,000
Pinellas Cnty., FL HFA PFOTER, 3.07%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,370,000	3,370,000
Pinellas Cnty., FL HFA SFHRB, 3.07%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,090,000	2,090,000

8

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value
MUNICIPAL OBLIGATIONS continued
HOUSING continued
Reno Cnty., KS SFHRB, 3.06%, VRDN, (Liq.: Morgan Stanley)	$3,395,000	$3,395,000
Revenue Bond Cert. Ser. Trust:
Class B-1, 3.49%, VRDN, (Gtd. by American Intl. Group, Inc.)	5,870,000	5,870,000
Ser.2004-1, 3.43%, VRDN, (Gtd. by American Intl. Group, Inc.)	11,755,000	11,755,000
Ser. 2004-5, 3.49%, VRDN, (Gtd. by American Intl. Group, Inc.)	10,740,000	10,740,000
Ser. 2004-9, 3.49%, VRDN, (Gtd. by American Intl. Group, Inc.)	12,000,000	12,000,000
Ser.2004-16, 3.49%, VRDN, (Gtd. by American Intl. Group, Inc.)	13,540,000	13,540,000
Ser.2005-1, 3.49%, VRDN, (Gtd. by American Intl. Group, Inc.)	4,310,000	4,310,000
Ser.2005-2, 3.49%, VRDN, (Gtd. by American Intl. Group, Inc.)	5,808,000	5,808,000
Ser.2005-5, 3.49%, VRDN, (Gtd. by American Intl. Group, Inc.)	6,210,000	6,210,000
San Antonio, TX Hsg. Fin., PFOTER, 3.11%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	6,205,000	6,205,000
San Jose, CA MHRB, PFOTER, 3.08%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,810,000	2,810,000
Seattle, WA HFA RB, High Point Proj. Phase I, 3.05%, VRDN, (LOC: Bank of America Corp.)	4,250,000	4,250,000
South Dakota HFA RB, PFOTER, 3.07%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,775,000	1,775,000
Southeast Texas Hsg. Fin. Corp. RB, 3.06%, VRDN, (Liq.: Morgan Stanley)	1,700,000	1,700,000
St. Anthony, MN MHRB, St. Anthony Leased, Ser. A, 3.14%, VRDN, (LOC: LaSalle Bank NA)	5,000,000	5,000,000
Texas Dept. of Hsg. & Cmnty. Affairs MHRB, PFOTER, 3.11%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	8,445,000	8,445,000
Texas Panhandle Regl. HFA PFOTER, 3.11%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,365,000	2,365,000
Texas Student Hsg. Auth. RB, PFOTER, 3.07%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,255,000	4,255,000
Travis Cnty., TX Hsg. Fin. Corp. MHRB, PFOTER, 3.11%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	8,665,000	8,665,000
Travis Cnty., TX Strategic Hsg. Fin. Corp. RB, 3.13%, VRDN, (SPA: Societe Generale)	10,000,000	10,000,000
Tulsa Cnty., OK HFA SFHRB, Ser.1068, 3.06%, VRDN, (Liq.: Morgan Stanley & XL Capital Assurance)	5,865,000	5,865,000
Vail, CO MHRB, Middlecreek Vlg. Proj., Ser. A, 3.24%, VRDN, (LOC: California Bank & Trust)	9,750,000	9,750,000
Vernon Hills, IL MHRRB, Hawthorn Lakes Proj., 3.09%, VRDN, (SPA: Societe Generale & Insd. by FSA)	15,210,000	15,210,000
Victory Street Pub. Facs. Corp., Texas RB, PFOTER, 3.11%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	7,295,000	7,295,000
Washington Cnty., MN Hsg. & Redev. Auth. MHRB, 3.06%, VRDN, (Insd. by FHLMC)	9,690,000	9,690,000
Washington Hsg. Fin. Cmnwlth., SFHRB, Ser. T, 3.15%, VRDN, (LOC: Bank of America Corp.)	5,710,000	5,710,000
Wisconsin Hsg. EDRB:
Ser. B, 3.03%, VRDN, (LOC: State Street Corp.)	11,895,000	11,895,000
Ser. C, 3.03%, VRDN, (LOC: Lloyds TSB Group plc)	12,000,000	12,000,000
		2,451,420,870
INDUSTRIAL DEVELOPMENT REVENUE 5.8%
Adams Cnty., CO IDRB, Trustile Doors, Inc., Proj., Ser. 1999A, 3.12%, VRDN, (LOC: KeyCorp)	3,295,000	3,295,000
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., Ser. A, 3.00%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	3,857,000	3,857,000
Alton, IA IDRB, Northwest Iowa Agronomy Proj., 3.05%, VRDN, (LOC: Bank of America Corp.)	4,255,000	4,255,000
Arapahoe Cnty., CO IDRB, Cottrell Printing Proj., 3.20%, VRDN, (LOC: U.S. Bancorp)	2,000,000	2,000,000
Arcola, IL IDRB, Herf Jones, Inc. Proj., 3.11%, VRDN, (LOC: LaSalle Bank NA)	3,500,000	3,500,000
Arkansas Dev. Fin. Auth. IDRB, Stratton Seed Co. Proj., 3.07%, VRDN, (LOC: Bank of America Corp.)	2,400,000	2,400,000
Bayou La Batre, AL RB, Eclipse Hospitality, LLC Proj., 3.28%, VRDN, (LOC: First Comml. Bank, Inc.)	2,025,000	2,025,000
Bessemer, AL IDRB, Carlton Investments, LLC Proj., 3.20%, VRDN, (LOC: AmSouth Bancorp)	2,400,000	2,400,000
Boyden, IA IDRB, Dethmers Manufacturing Proj., 3.18%, VRDN, (LOC: U.S.Bancorp)	2,600,000	2,600,000
Brazos, TX Harbor Indl. Dev. Corp. RB, Waste Svcs. Proj., 3.05%, VRDN, (LOC: Bank of America Corp.)	7,000,000	7,000,000
Bremen, IN IDRB:
Digger Specialities, Inc. Proj., 3.12%, VRDN, (LOC: KeyCorp)	1,550,000	1,550,000
Universal Bearings, Inc. Proj., 3.12%, VRDN, (LOC: KeyCorp)	2,845,000	2,845,000
Brodhead, WI IDRB, Stoughton Trailers, Inc. Proj., 3.14%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,800,000	6,800,000
Brothertown, WI IDRB, Buechel Stone Corp. Proj., 3.23%, VRDN, (LOC: Associated Banc-Corp.)	1,450,000	1,450,000

9

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value
MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Brunswick & Glynn Cnty., GA EDA RB, Epworth by the Sea, Inc. Proj., 3.08%, VRDN, (LOC: Columbus Bank & Trust Co.)	$7,200,000	$7,200,000
Buena Vista, VA IDA RRB, Everbrite, Inc. Proj., 3.35%, VRDN, (LOC: Marshall & Isley Bank)	1,270,000	1,270,000
Centerra Metro. Dist., No.1 RB, 3.01%, VRDN, (SPA: BNP Paribas SA)	11,000,000	11,000,000
Central Waco, TX Dev. Corp. RB, Enterprise Zone Proj., 3.08%, VRDN, (LOC: U.S.Bancorp)	2,400,000	2,400,000
Chandler, AZ IDRB, Red Rock Stamping Co. Proj., 3.12%, VRDN, (LOC: KeyCorp)	1,100,000	1,100,000
Chattanooga, TN IDRB, Top Flight, Inc. Proj., 3.08%, VRDN, (LOC: Citizens Bank)	1,650,000	1,650,000
Chicago, IL Empowerment Zone RB, Hyde Park Coop. Society Proj., Ser. 1999, 3.14%, VRDN, (LOC: LaSalle Bank NA)	810,000	810,000
Chicago, IL IDRB, PS Greetings, Inc. Proj., 3.03%, VRDN, (LOC: LaSalle Bank NA)	1,565,000	1,565,000
Colorado EDRB, Super Vacuum Manufacturing Co. Proj., Class A, 3.18%, VRDN, (LOC: Wells Fargo & Co.)	200,000	200,000
Colorado HFA IDRB, Worldwest, LLP Proj., 3.15%, VRDN, (LOC: Firstar Bank)	1,000,000	1,000,000
Columbus, GA IDRB, Goldens Foundry Proj., 3.28%, VRDN, (LOC: Columbus Bank & Trust Co.)	2,765,000	2,765,000
Conyers, GA IDRB, Handleman Co. Proj., 3.06%, VRDN, (LOC: Columbus Bank & Trust Co.)	3,100,000	3,100,000
Covington, KY Indl. Bldg. RB, Esco Corp. Proj., 3.48%, VRDN, (LOC: Union Bank of California)	6,610,000	6,610,000
Crawfordsville, IN EDRB, Natural Pork Production Proj., 3.25%, VRDN, (LOC: KeyCorp)	6,000,000	6,000,000
De Pere, WI IDRB, Cleaning Sys., Inc., 3.10%, VRDN, (LOC: Marshall & Isley Bank)	2,375,000	2,375,000
Eau Claire Cnty., WI IDRB, Intek Plastics, Inc. Proj., 3.18%, VRDN, (LOC: U.S. Bancorp)	2,695,000	2,695,000
Elkhart Cnty., IN EDRB, Advanced Tech., Inc. Proj., 3.08%, VRDN, (SPA: Societe Generale)	2,600,000	2,600,000
Fargo, ND IDRB, Cass Clay Creamery, Inc. Proj., 3.30%, VRDN, (Coll.: Bay Hypo-Und Vereinsbank AG)	3,455,000	3,455,000
Florida Dev. Fin. Corp. IDRB, Ser. 2002:
M.J.Eagle Realty Proj., 3.15%, VRDN, (LOC: SunTrust Banks, Inc.)	1,415,000	1,415,000
Repco Equipment Leasing Proj., 3.15%, VRDN, (LOC: SunTrust Banks, Inc.)	900,000	900,000
Serigraphic Arts, Inc. Proj., 3.15%, VRDN, (LOC: SunTrust Banks, Inc.)	690,000	690,000
Fox Lake, WI Redev. Auth. IDRB, Karavan Trailers, Inc. Proj., 3.26%, VRDN, (LOC: Associated Bank)	1,940,000	1,940,000
Frankfort, IN EDRB, Gen. Seating of America Proj., 4.10%, VRDN, (LOC: Dai-Ichi Kangyo Bank, Ltd.)	795,000	795,000
Franklin Cnty., TN IDRB, Franklin Industries Proj., 3.10%, VRDN, (LOC: Bank of America Corp.)	714,000	714,000
Fridley, MN RRB, Fridley Business Plaza Proj., 3.15%, VRDN, (LOC: Wells Fargo & Co.)	2,550,000	2,550,000
Frisco City, AL IDA RB, Standard Furniture Manufacturing Proj., 3.11%, VRDN, (LOC: AmSouth Bancorp)	1,375,000	1,375,000
Gary, IN EDRB, Grant Street Proj., 3.25%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,300,000	6,300,000
Gooding Cnty., ID IDRB, Southfield Dairy Proj., 3.25%, VRDN, (LOC: Bank of America Corp.)	3,630,000	3,630,000
Gwinnet Cnty., GA Dev. Auth. RB, Ole Mexican Foods, Inc. Proj., 3.09%, VRDN, (LOC: BB&T Corp.)	5,765,000	5,765,000
Haleyville, AL IDRB, Babcock Lumber Co. Proj., 3.35%, VRDN, (LOC: First Comml. Bank, Inc.)	730,000	730,000
Hall Cnty., NE IDRB, Global Industries, Inc. Proj., 3.19%, VRDN, (LOC: Wells Fargo & Co.)	2,160,000	2,160,000
Hawaii Dept. Budget & Fin. Spl. Purpose RB, Palama Meat Co., 3.05%, VRDN, (LOC.: Wells Fargo & Co.)	7,700,000	7,700,000
Henderson, TN IDRB, Premier Manufacturing Corp. Proj., 3.11%, VRDN, (LOC: Natl. City Corp.)	3,300,000	3,300,000
Howard, WI IDRB, Fox Converting, Inc., Ser. A, 3.40%, VRDN, (LOC: Associated Banc-Corp.)	4,500,000	4,500,000
Huntsville, AL IDRB, Service Steel, Inc. Proj., 3.28%, VRDN, (LOC: First Comml. Bank, Inc.)	1,515,000	1,515,000
Hutchinson Cnty., SD IDRB, Dakota Plains, LLC., 3.45%, VRDN, (LOC: SunTrust Banks, Inc.)	1,000,000	1,000,000
Illinois Dev. Fin. Auth. IDRB:
Cook Composites & Polymers Proj., 3.33%, VRDN, (LOC: BNP Paribas SA)	1,795,000	1,795,000
Kris & Dee Associates, Inc. Proj., 3.13%, VRDN, (LOC: LaSalle Bank NA)	870,000	870,000
Ser. A, 3.14%, VRDN, (LOC: LaSalle Bank NA)	1,655,000	1,655,000
Ser. B, 3.14%, VRDN, (LOC: LaSalle Bank NA)	1,545,000	1,545,000
Indiana Dev. Fin. Auth EDRB, Carr Metals Products Proj., 3.33%, VRDN, (LOC: Bank One)	600,000	600,000
Iowa Fin. Auth. IDRB, First Coop. Assn. Proj., 3.25%, VRDN, (SPA: BNP Paribas SA)	2,275,000	2,275,000
Jefferson Cnty., KY Indl. Bldg. RB, Dant Clayton Corp. Proj., 3.14%, VRDN, (LOC: Bank One)	3,000,000	3,000,000
Johnson Cnty., KS Private Activity RB, Stouse Sign & Decal Proj., Ser. A, 3.54%, VRDN, (LOC: U.S. Bancorp)	1,900,000	1,900,000
Kansas City, MO IDRRB, Quarterage Hotel Proj., 3.35%, VRDN, (LOC: U.S. Bancorp)	3,260,000	3,260,000

10

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value
MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Lee Cnty., GA Dev. Auth. RB, Woodgrain Millwork, Inc. Proj., 3.19%, VRDN, (LOC: Wells Fargo & Co.)	$5,685,000	$5,685,000
Lexington, KY IDRB, Kirby Containers Proj., 3.20%, VRDN, (LOC: AmSouth Bancorp)	1,600,000	1,600,000
Liberal, KS IDRB, Farmland Natl. Beef Packing Proj., 3.25%, VRDN, (LOC: U.S. Bancorp)	1,000,000	1,000,000
Liberty Cnty., GA IDRB, Muskin Leisure Products Proj., 3.07%, VRDN, (LOC: Comerce de France)	3,520,000	3,520,000
Lincoln Cnty., ID IDRB, Double A Dairy Proj., 3.25%, VRDN, (LOC: Bank of America Corp.)	2,000,000	2,000,000
Lombard, IL IDRB, Tella Tool & Manufacturing Co. Proj., 3.08%, VRDN, (LOC: American Natl. Bank & Trust)	400,000	400,000
Lorain Cnty., OH IDRB, Skill Tools Proj., 3.12%, VRDN, (LOC: KeyCorp)	3,900,000	3,900,000
Louisiana Local Govt. Env. Facs. CDA RB, Mid South Extrusion Proj., 3.23%, VRDN, (LOC: Regions Finl. Corp.)	2,595,000	2,595,000
Louisiana Pub. Facs. Auth. PCRRB, Allied Signal, Inc. Proj., 3.23%, VRDN, (Gtd. by Honeywell Intl.)	6,815,000	6,815,000
Madison, AL IDRB, Haley Grocery Co. Proj., 3.23%, VRDN, (LOC: Regions Finl. Corp.)	2,765,000	2,765,000
Mandan, ND Muni. IDRRB, Cloverdale Foods Co. Proj., 3.19%, VRDN, (LOC: Bank of North Dakota)	3,940,000	3,940,000
Manitowoc, WI IDRB:
Kaufman Enterprises Proj., 3.23%, VRDN, (LOC: Associated Banc-Corp.)	900,000	900,000
Manitowoc Tool & Machining Proj., 3.23%, VRDN, (LOC: Associated Banc-Corp.)	1,800,000	1,800,000
Mankato, MN IDRB, Katolight Proj., 3.18%, VRDN, (LOC: U.S. Bancorp)	2,050,000	2,050,000
Marion Cnty., OH IDRB, Central Ohio Farmers Proj., 3.30%, VRDN, (Coll.: Bay Hypo-Und Vereinsbank AG)	2,690,000	2,690,000
Massachusetts Dev. Fin. Agcy. RB, Unilock New York Proj., 3.14%, VRDN, (LOC: Bank One)	4,000,000	4,000,000
Meade Cnty., KY Indl. Bldg. RB, Liters Quarry, Inc. Proj., 3.11%, VRDN, (LOC: Bank One)	2,300,000	2,300,000
Menomonee Falls, WI IDRB, Mero Structures, Inc. Proj., 3.03%, VRDN, (LOC: U.S. Bancorp)	2,055,000	2,055,000
Meriwether Cnty., GA IDRB, Crown Tech. II Proj., 3.26%, VRDN, (Insd. by Columbus Bank & Trust Co.)	3,190,000	3,190,000
Miami Cnty., IN IDRB, Prime Products, Inc. Proj., 3.23%, VRDN, (LOC: Bank One)	2,200,000	2,200,000
Miami-Dade Cnty., FL IDA RB:
Friends of Lubavitch Proj., 3.01%, VRDN, (LOC: Union Planters Bank)	8,000,000	8,000,000
Tarmac America Proj., 3.05%, VRDN, (LOC: Bank of America Corp.)	3,200,000	3,200,000
Milwaukee, WI IDRB, Stellars Absorbent Materials Proj., 3.20%, VRDN, (LOC: U.S. Bancorp)	3,850,000	3,850,000
Milwaukee, WI Redev. Auth. RB, Ser. A, 3.10%, VRDN, (LOC: U.S. Bancorp)	2,720,000	2,720,000
Missouri IDRB, MFA, Inc. Proj., Ser. A, 3.25%, VRDN, (SPA: BNP Paribas SA)	1,645,000	1,645,000
Montgomery, AL IDRB, Kinpak, Inc. Proj., 3.24%, VRDN, (LOC: Regions Finl. Corp.)	3,110,000	3,110,000
Morgan Cnty., GA Dev. Auth. IDRB, Bard Manufacturing Co. Proj., 3.11%, VRDN, (LOC: Natl. City Corp.)	3,250,000	3,250,000
Muscle Shoals, AL IDRB, Robbins, LLC Proj., Ser. A, 3.20%, VRDN, (LOC: AmSouth Bancorp)	4,500,000	4,500,000
Nemaha Cnty., KS IDRB, Midwest AG Svcs., LLC, 3.25%, VRDN, (SPA:BNP Paribas SA)	3,230,000	3,230,000
New Hampshire Business Fin. Auth. IDRB, Monadock Econ. Dev. & Precitech Proj., 3.12%, VRDN, (LOC: KeyCorp)	3,060,000	3,060,000
Oakland Cnty., MI Econ. Dev. Corp. RB, A&M Label Proj., 3.11%, VRDN, (LOC: Natl. City Corp.)	2,905,000	2,905,000
Oregon EDA RB, Behlen Manufacturing Co. Proj., 3.18%, VRDN, (LOC: LaSalle Bank NA)	5,500,000	5,500,000
Oregon EDRB, Beef Northwest Feeders Proj., 3.25%, VRDN, (LOC: Bank of America Corp.)	3,325,000	3,325,000
Osage City, KS IDRB, Norseman Plastics Proj., 3.18%, VRDN, (SPA: Bank of Montreal)	3,200,000	3,200,000
Ouachita Parish, LA IDRB, Metalforms Superlift Proj., 3.23%, VRDN, (LOC: Regions Finl. Corp.)	1,385,000	1,385,000
Pierce Cnty., WA EDRB, Truss Co. Proj., 3.08%, VRDN, (LOC: U.S. Bancorp)	2,475,000	2,475,000
Pilchuck, WA Dev. Corp. IDRB, HCI Steel Proj., 3.12%, VRDN, (LOC: KeyCorp)	1,485,000	1,485,000
Port Bellingham, WA IDRB, Bakerview Proj., 3.12%, VRDN, (LOC: KeyCorp)	2,500,000	2,500,000
Rhode Island Indl. Facs. Corp. IDRB:
Calise & Sons Bakery Proj., 3.05%, VRDN, (LOC: Citizens Bank)	5,605,000	5,605,000
Greystone of Lincoln Proj., 3.25%, VRDN, (LOC: Mellon Finl. Corp.)	1,900,000	1,900,000
St. Joseph, MO IDRB, Lifeline Foods, LLC Proj., 3.30%, VRDN, (Coll.: Bay Hypo-Und Vereinsbank AG)	7,140,000	7,140,000
Sanford, ME RB, Tom’s of Maine Proj., 3.05%, VRDN, (LOC: Bank of America Corp.)	5,000,000	5,000,000
Scott Cnty., IA IDRB, Nichols Aluminum Recycling Proj., 3.10%, VRDN, (LOC: U.S. Bancorp)	1,800,000	1,800,000

11

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value
MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Simpson Cnty., KY IDRB, Harmon Motive Kentucky Proj., 3.12%, VRDN, (LOC: Bank of America Corp.)	$7,200,000	$7,200,000
South Carolina Jobs EDA RB:
Mid-Atlantic Drainage Proj., 3.23%, VRDN, (LOC: Natl. Bank of South Carolina)	1,675,000	1,675,000
Ortec, Inc. Proj., Ser. B, 3.10%, VRDN, (LOC: Bank of America Corp.)	2,300,000	2,300,000
South Dallas Cnty. AL IDA RB, Cahaba Valley Lumber Co. Proj., 3.13%, VRDN, (LOC: AmSouth Bancorp)	1,425,000	1,425,000
Summit Cnty., OH IDRB, S.A. Comunale Co. Proj., 3.11%, VRDN, (LOC: Natl. City Corp)	2,805,000	2,805,000
Traill Cnty., ND Solid Waste American Crystal Sugar Co., 3.35%, VRDN, (SPA: BNP Paribas SA)	3,580,000	3,580,000
Tuscaloosa Cnty., AL IDRB:
Brion Hardin Proj., 3.28%, VRDN, (LOC: AmSouth Bancorp)	500,000	500,000
Hardwear Corp. Proj., 3.28%, VRDN, (LOC: AmSouth Bancorp)	820,000	820,000
Nucor Corp. Proj., 3.06%, VRDN, (Gtd. by Nucor Corp.)	6,700,000	6,700,000
Union Cnty., AR Indl. Board PCRB, Great Lakes, Inc. Proj., 3.08%, VRDN, (LOC: Bank of America Corp.)	9,000,000	9,000,000
Utah Cnty., UT IDRB, McWane, Inc. Proj., 3.08%, VRDN, (LOC: AmSouth Bancorp)	1,470,000	1,470,000
Vermont EDA IDRB, Hazelett Strip Casting Proj., 3.12%, VRDN, (LOC: AmSouth Bancorp)	5,420,000	5,420,000
Washington EDFA RB, Royal Ridge Fruit Proj., 3.25%, VRDN, (LOC: Bank of America Corp.)	3,935,000	3,935,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., 3.11%, VRDN, (Gtd. by Dow Chemical Co.)	10,200,000	10,200,000
West Bend, WI IDRB, 3.10%, VRDN, (LOC: U.S. Bancorp)	1,280,000	1,280,000
Westfield, IN EDRB, P.L. Porter Proj., 3.18%, VRDN, (LOC: Comerica Bank)	3,000,000	3,000,000
Wilson Cnty., TN IDRB, John Deal Coatings, Inc. Proj., 3.25%, VRDN, (LOC: AmSouth Bancorp)	1,000,000	1,000,000
Winamac, IN EDRB, Sunny Ridge Dairy Proj., 3.30%, VRDN, (LOC: Northern Trust Corp.)	1,000,000	1,000,000
Winslow, ME RB, Maine Biological Labs Proj., 3.12%, VRDN, (LOC: KeyCorp)	2,860,000	2,860,000
Yakima Cnty., WA Pub. Corp. RB:
Macro Plastics, Inc. Proj, 3.30%, VRDN, (LOC: Bank of the West)	620,000	620,000
Michelsen Packaging Co. Proj., 3.10%, VRDN, (LOC: Bank of America Corp.)	1,400,000	1,400,000
		372,031,000
LEASE 2.8%
ABN AMRO Chicago Corp. Leasetops Master Trust, Ser. 1997-1, 3.27%, VRDN, (LOC: LaSalle Bank NA)	46,531,660	46,531,660
Clark Cnty., IN Jail Holding Corp. RB, ROC, 3.02%, VRDN, (Liq.: Citigroup, Inc.)	5,505,000	5,505,000
Collier Cnty., FL Sch. Board COP, 2.85%, 06/22/2006, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FSA)	17,290,000	17,290,000
Denver, CO City & Cnty. COP, 3.02%, VRDN, (Liq.: Citigroup, Inc.)	5,920,000	5,920,000
Kansas City, MO Muni. Assistance Corp. RB PFOTER, 3.06%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by AMBAC)	3,800,000	3,800,000
MBIA Capital Corp. Grantor Trust Lease PFOTER:
3.08%, VRDN, (Liq.: Landesbank Hessen & Insd. by MBIA)	1,755,000	1,755,000
3.08%, VRDN, (SPA: Landesbank Hessen)	15,915,000	15,915,000
New Jersey EDRB, 3.01%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FSA)	19,680,000	19,680,000
New Jersey PFOTER, 2.85%, 06/22/2006, (Liq.: Merrill Lynch & Co., Inc.)	4,995,000	4,995,000
New Jersey Trans. Funding Auth. RB, 3.01%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FSA)	26,275,000	26,275,000
Orange Cnty., FL Sch. Board COP, Ser. 2000-328, 3.03%, VRDN, (Liq.: Morgan Stanley)	4,100,000	4,100,000
Pitney Bowes Credit Corp. Leasetops RB, Ser. 2002-1, 3.18%, VRDN, (Gtd. by Pitney Bowes Credit Corp. & Insd. by AMBAC)	2,507,604	2,507,604
Regional Trans. Dist. Colorado ROC RR II, 3.02%, VRDN, (Liq.: Citigroup, Inc. & Insd. by AMBAC)	7,435,000	7,435,000
Rhode Island & Providence Plantations COP, Ser. 978, 3.02%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by MBIA)	7,855,000	7,855,000
St. Lucie Cnty., FL Sch. Board Variable Rate Cert., 3.01%, VRDN, (LOC: Bank of New York Co.)	9,698,500	9,698,500
University of Arizona COP ROC RR II R 243, 3.02%, VRDN, (LOC: Citibank, NA & Insd. by AMBAC)	4,015,000	4,015,000
		183,277,764

12

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value
MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE 6.6%
Bad River Band Lake Superior, Wisconsin RB, Native Lands Acquisitions Proj., 3.05%, VRDN, (LOC: Associated Banc-Corp.)	$4,835,000	$4,835,000
Colorado E- 470 Pub. Hwy. Auth. RB, Ser. 997, 3.06%, VRDN, (Liq.: Morgan Stanley & Insd. by AMBAC)	5,685,000	5,685,000
Cumberland Cnty., TN IDRB, Fairfield Glade Cmnty. Club, 3.20%, VRDN, (LOC: AmSouth Bancorp)	6,125,000	6,125,000
Delaware EDA Solid Waste Disposal & Sewer Fac. RB, Ciba Specialty Chemical Corp. Proj., Ser. A, 3.25%, VRDN, (Gtd. by Ciba Specialty Chemical Corp.)	15,000,000	15,000,000
Florida Correctional Facs. ROC, 3.02%, VRDN, (LOC: Citibank, NA)	3,050,000	3,050,000
Fort McDowell, AZ Yavapai Nation Eagle Trust, Class A, 3.18%, VRDN, (Liq.: Citigroup, Inc.)	34,175,000	34,175,003
Indiana Bond Bank RB, 3.02%, VRDN, (Insd. by MBIA)	2,420,000	2,420,000
Louisiana Env. Facs. RB, 3.00%, VRDN, (LOC: Regions Finl. Corp.)	8,000,000	8,000,000
Lower Colorado River Auth., Texas ROC, 3.02%, VRDN, (LOC: Citibank, NA)	2,985,000	2,985,000
Metropolitan Govt. Nashville, TN IDRB, American Cancer Society, 3.10%, VRDN, (LOC: AmSouth Bancorp)	1,250,000	1,250,000
Miami Dade Cnty., FL TOC, Ser. Z-9, 3.06%, VRDN, (Gtd. by Goldman Sachs Group, Inc. & Insd. by MBIA)	13,960,000	13,960,000
Michigan Strategic Fund, Dow Chemical Co., Ser. 2003A-1, 2.87%, 12/02/2005, (Gtd. by Dow Chemical Co.)	8,000,000	8,000,000
Municipal Securities Pool Trust Receipts, 3.13%, VRDN, (SPA: Societe Generale & Insd. by MBIA)	78,090,000	78,090,000
New Orleans, LA RB, Canal Street Proj., 3.48%, VRDN, (LOC: Hibernia Natl. Bank)	11,145,000	11,145,000
Oklahoma Dev. Fin. Auth. RB, ConocoPhillips Proj.:
2.42%, 12/01/2005, (Gtd. by ConocoPhillips)	10,000,000	10,000,000
Ser. B, 3.12%, VRDN, (Gtd. by ConocoPhillips)	2,500,000	2,500,000
Orange Cnty., FL IDRB, Christian Prison Ministry, 3.00%, VRDN, (LOC: Bank of America Corp.)	12,565,000	12,565,000
Pennsylvania EDFA Wastewater Treatment RRB, Sunoco, Inc. Proj., 3.27%, VRDN, (Gtd. by Sunoco, Inc.)	11,000,000	11,000,000
PFOTER, Ser. A:
3.13%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FGIC)	14,640,000	14,640,000
3.13%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	12,520,000	12,520,000
Port Arthur, TX Navigation Dist. Env. Facs. RB, Fina Oil & Chemical Co. Proj., 3.10%, VRDN, (Gtd. by Motiva Enterprises, LLC)	33,525,000	33,525,000
Port Arthur, TX Navigation Dist. IDRB, Fina Oil & Chemical Co. Proj., Ser. B, 3.07%, VRDN, (Gtd. by Flint Resources)	8,700,000	8,700,000
Port Corpus Christi, TX Solid Waste Disposal RB, Flint Hills Resources:
3.30%, VRDN, (Gtd. by Flint Resources)	11,000,000	11,000,000
Ser. A:
3.30%, VRDN, (Gtd. by Flint Resources)	9,000,000	9,000,000
3.31%, VRDN, (Gtd. by Flint Resources)	25,000,000	25,000,000
Ser. B, 3.25%, VRDN, (Gtd. by Flint Resources)	11,700,000	11,700,000
Puerto Rico Govt. Dev. Bank, 2.85%, 01/30/2006	26,000,000	26,000,000
Rutherford Cnty., TN IDRB, Farmers Coop. Proj., Ser. C, 3.29%, VRDN, (LOC: AmSouth Bancorp)	1,230,000	1,230,000
Valdez, AK Marine Terminal, ConocoPhillips Proj. RB, 3.00%, 06/01/2006, (Gtd. by CoconoPhillips)	28,500,000	28,500,000
Virginia Pub. Bldg. Auth. ROC, 3.02%, VRDN, (LOC: Citibank, NA)	6,750,000	6,750,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., Ser. A, 3.11%, VRDN, (Gtd. by Dow Chemical Co.)	8,050,000	8,050,000
		427,400,003
PORT AUTHORITY 0.4%
Chicago, IL IDRB, Federal Marine Terminal Proj., 3.15%, VRDN, (LOC: LaSalle Bank NA)	4,200,000	4,200,000
Massachusetts Port Auth. RB, PFOTER:
3.07%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	16,220,000	16,220,000
3.10%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,820,000	5,820,000
Port Seattle, WA RB, ROC, 3.06%, VRDN, (LOC: Citibank, NA & Insd. by FGIC)	990,000	990,000
		27,230,000

13

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value
MUNICIPAL OBLIGATIONS continued
PUBLIC FACILITIES 0.2%
San Antonio, TX Convention Ctr. Hotel Fin. Corp. Colorado ROC RR II R 363, 3.06%, VRDN, (LOC: Citibank, NA & Insd. by AMBAC)	$7,995,000	$7,995,000
San Diego, CA Pub. Facs. Fin. Auth. Lease RB, PFOTER, 3.03%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by AMBAC)	3,500,000	3,500,000
		11,495,000
RESOURCE RECOVERY 0.6%
Ladysmith, WI Solid Waste Disposal Facs. RB, Cityforest Corp. Proj., Ser. 1998, 3.19%, VRDN, (LOC: Union Bank of California)	20,175,000	20,175,000
Spencer Cnty., IN PCRB, American Iron Oxide Co. Proj.:
3.50%, VRDN, (SPA: Bank of Tokyo-Mitsubishi, Ltd.)	5,000,000	5,000,000
3.50%, VRDN, (LOC: Bank One)	8,600,000	8,600,000
Texas Regl. Dev. Corp. RB, Recycle to Conserve Proj., 3.07%, VRDN, (LOC: Bank of America Corp.)	4,750,000	4,750,000
		38,525,000
SOLID WASTE 0.5%
Broomfield Village, CO Metro. Dist. No. 2 RRB, Ser. A, 3.33%, VRDN, (LOC: Compass Bancshares, Inc.)	7,680,000	7,680,000
Gilliam Cnty., OR Solid Waste Disposal RB, 3.625%, 05/01/2006	10,000,000	10,000,000
Gulf Coast Waste Disposal Auth. of Texas RB, Waste Mgmt. of Texas, Ser. A, 3.625%, 05/01/2006	7,000,000	7,000,000
Hammond, IN Sewer & Solid Waste RRB Cargill, Inc. Proj., 3.07%, VRDN, (Gtd. by Cargill, Inc.)	6,500,000	6,500,000
		31,180,000
SPECIAL TAX 4.9%
California Econ. Recovery RB:
Ser. C-6, 2.92%, VRDN, (LOC: Citibank, NA)	23,640,000	23,640,000
Ser. C-8, 2.90%, VRDN, (LOC: Lloyds TSB Group plc)	15,325,000	15,325,000
Carmel Clay, IN Sch. TAN, 3.25%, 12/30/2005, (LOC: Zions Bancorp)	10,000,000	10,007,379
Chicago, IL GO, Lakefront Millenium, Ser. 322, 3.03%, VRDN, (Liq.: Morgan Stanley)	1,770,000	1,770,000
Clipper Tax-Exempt Cert. Trust:
Ser. 2005-20, 3.01%, VRDN, (LOC: State Street Corp. & Insd. by FSA)	16,625,000	16,625,000
Ser. 2005-27, 3.04%, VRDN, (LOC: State Street Corp. & Insd. by FSA)	11,120,000	11,120,000
Collier Cnty., FL Gas Tax ROC, 3.02%, VRDN, (Liq.: Citigroup, Inc. & Insd. by AMBAC)	5,390,000	5,390,000
Denver, CO Urban Renewal Tax RB:
3.07%, VRDN, (LOC: Lloyds TSB Group plc)	12,500,000	12,500,000
3.09%, VRDN, (LOC: Zions Bancorp)	4,440,000	4,440,000
3.19%, VRDN, (LOC: Zions Bancorp)	2,025,000	2,025,000
Florida Board of Ed. ROC, Ser. 2003-4521, 3.02%, VRDN, (Liq.: Citigroup, Inc. & Insd. by FGIC)	2,480,000	2,480,000
Hendricks Cnty., IN RB, Heartland Crossing Proj., Ser. A, 3.20%, VRDN, (LOC: Huntington Natl. Bank)	3,495,000	3,495,000
Houston, TX Hotel Occupancy Tax & Spl. RB, PFOTER, 3.06%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FGIC)	8,810,000	8,810,000
Metropolitan Pier & Exposition Auth., Illinois RB:
ROC, 3.11%, VRDN, (LOC: Citibank, NA)	9,780,000	9,780,000
Ser. 45, 3.06%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by MBIA)	5,955,000	5,955,000
TOC, Ser. Z5, 3.06%, VRDN, (Gtd. by Goldman Sachs Group, Inc. & Insd. by MBIA)	17,700,000	17,700,000
3.02%, VRDN, (LOC: Citibank, NA)	6,000,000	6,000,000
Metropolitan Pier & Exposition Auth., Illinois Eagle Trust Cert., Class A, 3.02%, VRDN, (Liq.: Citigroup, Inc.)	3,400,000	3,400,000
Metropolitan Pier & Exposition Auth., Illinois MTC, Ser. 2005-221, Class A, 3.10%, VRDN, (Liq.: Bear Stearns Cos. & Insd. by MBIA)	16,955,000	16,955,000
Metropolitan Pier & Exposition Auth., Illinois PFOTER,
3.06%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by MBIA)	14,610,000	14,610,000
Miami Dade Cnty., FL TOC, Ser. Z-12, 3.06%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	3,530,000	3,530,000
New York RB PFOTER, 2.85%, 07/06/2006, (Liq.: Merrill Lynch & Co., Inc.)	5,485,000	5,485,000
New York, NY TFA RB:
3.01%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	40,620,000	40,620,000
Ser. 3, 2.94%, VRDN, (SPA: Landesbank Baden)	45,800,000	45,800,000
Ser. 362, 3.03%, VRDN, (Liq.: Morgan Stanley)	2,500,000	2,500,000

14

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value
MUNICIPAL OBLIGATIONS continued
SPECIAL TAX continued
Phoenix, AZ Civic Impt. Corp. TOC, Ser. Z-11, 3.06%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	$17,000,000	$17,000,000
Wisconsin Trans. RB, ROC R-II R-1070, 3.02%, VRDN, (Liq.: Citigroup, Inc. & Insd. by FSA)	7,110,000	7,110,000
		314,072,379
STUDENT LOAN 0.2%
North Carolina Ed. Assistance Auth. Student Loan RB, Ser. A-1, 3.02%, VRDN, (LOC: AMBAC & Royal Bank of Canada)	15,000,000	15,000,000
TOBACCO REVENUE 1.6%
Badger Tobacco Asset Security Corp. RB, PFOTER, 3.07%, VRDN, (LOC: Lloyds TSB Group plc)	15,065,000	15,065,000
Golden State Tobacco Securitization Corp.:
3.07%, VRDN, (Liq.: BNP Paribas SA & Insd. by FGIC)	15,000	15,000
PFOTER, 3.00%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	6,875,000	6,875,000
ROC RR II R 411, 3.03%, VRDN, (LOC: Citibank, NA & Liq.: Citigroup, Inc.)	16,500,000	16,500,000
Ser. 231, 3.10%, VRDN, (Liq.: Bear Stearns Cos. & Insd. by AMBAC)	11,595,000	11,595,000
Louisiana Tobacco Settlement Fin. Corp. RB, PFOTER, 3.10%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	10,690,000	10,690,000
Municipal Securities Trust Cert., Ser. 5001, Class A, 3.10%, VRDN, (LOC: Branch Banking & Trust & Insd. by AMBAC)	6,480,000	6,480,000
New Jersey EDA RB, ROC, 3.03%, VRDN, (LOC: Citibank, NA)	2,000,000	2,000,000
New Jersey Tobacco Settlement Fin. Corp. RB, PFOTER, 3.06%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,475,000	1,475,000
New York Tobacco Trust RB:
3.06%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	9,105,000	9,105,000
PFOTER, 3.06%, VRDN, (LOC: West LB AG)	19,915,000	19,915,000
Tobacco Settlement Fin. Corp. of New York RB, PFOTER, 3.01%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	470,000	470,000
Tobacco Settlement Fin. Corp. of Virgina, PFOTER, 3.06%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	6,250,000	6,250,000
		106,435,000
TRANSPORTATION 1.3%
Central Puget Sound Washington Regl. Transit Auth. RB, PFOTER, Ser. 360, 3.03%, VRDN, (Liq.: Morgan Stanley & Insd. by FGIC)	2,730,000	2,730,000
Dallas, TX Rapid Trans. ROC, 3.02%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,795,000	2,795,000
E 470 Pub. Highway, Colorado Auth. RB, PFOTER, 3.06%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	570,000	570,000
Foothill/Eastern Trans. Corridor Agcy., California Toll Road RB, 3.04%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	305,000	305,000
Harris Cnty., TX RB, Toll Road Proj., 3.02%, VRDN, (SPA: Societe Generale)	5,980,000	5,980,000
Illinois Toll Hwy. Auth. RB, Ser. 1014, 3.02%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by FSA)	6,980,000	6,980,000
Lee Cnty., FL Trans. Facs. ROC, 3.02%, VRDN, (Liq.: Citigroup, Inc.)	205,000	205,000
Municipal Securities Pool Trust Receipt, 3.13%, VRDN, (SPA: Societe Generale)	1,625,000	1,625,000
New Mexico Finl. Auth. Trans. RB, Ser. 435, 3.02%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by MBIA)	9,975,000	9,975,000
New York Thruway Auth. RB, MSTR:
2.83%, VRDN, (SPA: Societe Generale)	12,000,000	12,000,000
3.02%, VRDN, (Liq.: JPMorgan Chase & Co.)	7,200,000	7,200,000
Regional Trans. Auth. Illinois RB:
Eagle-720050028, Class A, 3.02%, VRDN, (LOC: Citibank, NA & Insd. by FSA)	2,895,000	2,895,000
Ser. 2003, 3.02%, VRDN, (Liq.: BNP Paribas SA & Insd. by FGIC)	10,000	10,000
South Carolina Trans. Infrastructure RB, 3.02%, VRDN, (Liq.: Morgan Stanley & Insd. by AMBAC)	2,585,000	2,585,000
Texas Turnpike Auth. RB:
3.06%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by AMBAC)	5,290,000	5,290,000
3.10%, VRDN, (Liq.: Bear Stearns Cos. & Insd. by AMBAC)	21,030,000	21,030,000
		82,175,000

15

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value
MUNICIPAL OBLIGATIONS continued
UTILITY 5.1%
Campbell Cnty., WY IDRB, Two Elk Power Generation Proj.:
2.40%, 12/01/2005, (SPA: Royal Bank of Canada)	$20,000,000	$20,000,000
2.91%, 12/01/2005, (Liq.: Citigroup, Inc.)	44,000,000	44,000,000
Carlton, WI PCRB, Wisconsin Power & Light Co. Proj., 3.14%, VRDN, (Gtd. by Wisconsin Power & Light Co.)	1,500,000	1,500,000
Carroll Cnty., KY Solid Waste Disposal Facs. RB, Kentucky Util. Co. Proj., 3.09%, VRDN, (Gtd. by Kentucky Util. Co.)	45,100,000	45,100,000
Coconino Cnty., AZ PCRB, Arizona Pub. Svc. Co. Proj., 3.12%, VRDN, (Gtd. by Arizona Pub. Svc. Co.)	25,710,000	25,710,000
Delaware EDA RB, Delmarva Power & Light Co. Proj., 3.10%, VRDN, (Gtd. by Delmarva Power & Light Co.)	23,300,000	23,300,000
Denton, TX Util. Sys. RB, ROC, 3.02%, VRDN, (Liq.: Citigroup, Inc.)	5,865,000	5,865,000
Houston, TX Util. Sys. RB, ROC:
RR II R 6017, 3.02%, VRDN, (LOC: Citibank, NA)	10,255,000	10,255,000
RR II R 2132, 3.02%, VRDN, (Liq.: Citigroup, Inc.)	5,880,000	5,880,000
Lafayette, LA Util. Revenue ROC, 3.02%, VRDN, (LOC: Citibank, NA & Insd. by MBIA)	10,735,000	10,735,000
Laramie, Cnty., WY IDA RB, Cheyenne Light & Power Co., 3.13%, VRDN, (Liq.: Wells Fargo & Co.)	5,000,000	5,000,000
Lower Colorado River Auth., Texas RB, ROC RR II R 4530, 3.02%, VRDN, (Liq.: Citigroup, Inc.)	3,755,000	3,755,000
Lower Colorado River Auth., Texas, Transmission Contract RB, Ser. 623, 3.02%, VRDN, (Liq.: JPMorgan Chase & Co.)	1,990,000	1,990,000
McAlester, OK Pub. Works Auth. Util. RB MSTR, Ser. 9014, 3.03%, VRDN, (Liq.: Bear Stearns Cos. & Insd. by FSA)	11,585,000	11,585,000
Mesa, AZ Util. Sys. RB, Ser. 960, 3.02%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by FSA)	5,200,000	5,200,000
Michigan Strategic Obl. ROC, 3.02%, VRDN, (LIq.: XL Capital Assurance & Citibank, NA)	3,525,000	3,525,000
Milwaukee, WI IDRRB, Wisconsin Elec. Power Co. Proj., 3.13%, VRDN, (Gtd. by Wisconsin Elec. Power Co.)	2,000,000	2,000,000
Mississippi Business Fin. Corp. RB, Mississippi Power Co. Proj., 3.00%, VRDN, (Gtd. by Mississippi Power Co.)	4,200,000	4,200,000
Mobile, AL Indl. Dev. Board RB, Alabama Power Co. Barry Plant Proj., Ser. B, 3.05%, VRDN, (Gtd. by Alabama Power Co.)	6,100,000	6,100,000
Nebraska Pub. Power Dist. RB, 3.02%, VRDN, (LOC: Citibank, NA)	13,865,000	13,865,000
North Carolina Eastern Muni. Power Auth. PFOTER, 3.01%, VRDN, (Liq.: Morgan Stanley)	4,346,500	4,346,500
Northern California Pub. Power Agcy.RB, MSTR, Ser. 35A, 3.05%, VRDN, (LOC: JPMorgan Chase & Co. & Insd. by MBIA)	3,700,000	3,700,000
Ohio Water Dev. Auth. PCRB, 3.02%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,555,000	4,555,000
Orlando, FL Util. Commission Sys. Eagle Trust Cert., Ser. 2004-1015, 3.02%, VRDN, (LOC: Citibank, NA)	4,260,000	4,260,000
Port Morrow, OR PCRRB, Idaho Power Co. Proj., 3.33%, VRDN, (Gtd. by Idaho Power. Co.)	4,360,000	4,360,000
Port St. Lucie, FL Util. Sys. RRB, Ser. A, 3.01%, VRDN, (SPA: RBC Centura Banks, Inc.)	5,145,000	5,145,000
Richmond, VA IDA RB, Cogentrix of Richmond Proj., Ser. A, 3.00%, VRDN, (LOC: BNP Paribas SA)	13,800,000	13,800,000
Seattle, WA RB, Seattle Light & Power:
2.70%, 01/10/2006	9,875,000	9,875,000
2.90%, 02/21/2006	3,625,000	3,625,000
Sheboygan, WI PCRB, Wisconsin Power & Light Proj., 3.20%, VRDN, (Gtd. by Wisconsin Power & Light)	1,000,000	1,000,000
South Carolina Pub. Svc. Auth. RB, Class A, 3.02%, VRDN, (LOC: Citibank, NA & Insd. by FGIC)	10,485,000	10,485,000
Springfield, IL Elec. RB, Ser. 2002A, 3.13%, VRDN, (LOC: Bank of New York Co. & Insd. by MBIA) 144A	6,689,500	6,689,500
Wyandotte Cnty., KS Govt. Util. Sys. RB:
Ser. 595, 3.02%, VRDN, (Liq.: JPMorgan Chase & Co.)	1,700,000	1,700,000
Class A, 3.02%, VRDN, (LOC: Citibank, NA)	5,000,000	5,000,000
		328,106,000

16

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value
MUNICIPAL OBLIGATIONS continued
WATER & SEWER 5.3%
Atlanta, GA Water & Wastewater RB:
3.02%, VRDN, (LOC: Citibank, NA)	$4,900,000	$4,900,000
ROC, 3.02%, VRDN, (Liq.: Citigroup, Inc. & Insd. by FSA)	3,815,000	3,815,000
Austin, TX Water & Sewer MTC, Class A, Ser. 9065, 3.03%, VRDN, (Liq.: Bear Stearns Cos. & Insd. by MBIA)	12,965,000	12,965,000
Birmingham, AL Water & Sewer, Class A, 3.02%, VRDN, (Liq.: Citibank, NA & Insd. by MBIA)	9,870,000	9,870,000
Central Brown Cnty., WI Water Auth. RB, ROC RR II R 2211 3.02%, VRDN, (Liq.: Citigroup, Inc. & Insd. by AMBAC)	12,830,000	12,830,000
Des Moines, IA Metro. Wastewater Reclamation Auth. Sewer RB, 3.02%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,395,000	2,395,000
Detroit, MI Sewage Disposal RB, 3.02%, VRDN, (SPA: Societe Generale)	7,000,000	7,000,000
Florida Util. Auth. RB, Ser. 327, 3.03%, VRDN, (Liq.: Morgan Stanley)	1,300,000	1,300,000
Fort Worth, TX Water & Sewer RB, Ser. 677, 3.02%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by FSA)	6,215,000	6,215,000
Fulton Cnty., GA Water & Sewer ROC, 3.02%, VRDN, (Liq.: Citigroup, Inc.)	4,760,000	4,760,000
Gwinnett Cnty., GA Water & Sewer Auth. RB, 3.02%, VRDN, (Liq.: Citigroup, Inc.)	16,325,000	16,325,000
Honolulu, HI City & Cnty. Wastewater Sys. RB, Floating Rate Trust Cert., Ser. 400, 3.03%, VRDN, (Liq.: Morgan Stanley & Insd. by FGIC)	5,542,500	5,542,500
Houston, TX Util. Sys. RB:
Ser.527, 3.02%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,640,000	5,640,000
Ser.685, 3.02%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by MBIA)	5,315,000	5,315,000
Houston, TX Water & Sewer Sys. RB, 3.06%, VRDN, (SPA: Merrill Lynch & Co., Inc. & Insd. by FSA)	5,570,000	5,570,000
Loudoun Cnty., VA Sanitation Auth. Water & Sewer RB, ROC, 3.02%, VRDN, (LOC: Citibank, NA)	2,265,000	2,265,000
Maine Fin. Auth. Solid Waste PFOTER, 3.09%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,995,000	4,995,000
Montgomery Cnty., TX Muni. Util. RB, 3.02%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,190,000	3,190,000
New York, NY Water Fin. Auth. ROC, 3.02%, VRDN, (Liq.: Citigroup, Inc.)	5,250,000	5,250,000
New York, NY Water Fin. Auth. Water & Sewer RB:
2.94%, VRDN, (SPA: State Street Corp.)	116,800,000	116,800,000
3.01%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	35,000,000	35,000,000
New York, NY Water Fin. Auth. Water & Sewer RRB, 2.93%, VRDN, (Liq.: Dexia Credit Local)	40,500,000	40,500,000
San Antonio, TX Water & Sewer Eagle Trust Cert., Ser. 964306, Class A, 3.02%, VRDN, (LOC: Citibank, NA & Insd. by MBIA)	14,925,000	14,925,000
Santa Rosa, CA Wastewater RB PFOTER, 3.08%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,040,000	3,040,000
Tri-County, Indiana RB, Ser. D, 3.20%, VRDN, (LOC: Huntington Natl. Bank)	5,405,000	5,405,000
Washington, MD Suburban Sanitation Dist. BAN, Ser. A, 2.99%, VRDN, (SPA: Landesbank Hessen)	4,200,000	4,200,000
Western Carolina, South Carolina Sewer Auth. RB, Ser. 678, 3.02%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by FSA)	5,235,000	5,235,000
		345,247,500
Total Municipal Obligations (cost $6,452,880,037)		6,452,880,037

	Shares	Value
MUTUAL FUND SHARES 0.0%
Federated Municipal Obligations, (cost $500,000)	500,000	500,000
Total Investments (cost $6,453,380,037) 99.8%		6,453,380,037
Other Assets and Liabilities 0.2%		15,803,133
Net Assets 100.0%		$6,469,183,170

VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at November 30, 2005.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

17

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PFOTER	Putable Floating Option Tax Exempt Receipts
PSF	Permanent School Fund
RAN	Revenue Anticipation Note
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TAN	Tax Anticipation Note
TFA	Transportation Finance Authority
TOC	Tender Option Certificate

18

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)

The following table shows the percent of total investments by geographic location as of November 30, 2005:

Texas	8.5%	Virginia	0.9%
New York	6.3%	New Hampshire	0.8%
California	5.3%	Rhode Island	0.7%
Illinois	5.1%	Minnesota	0.7%
Florida	3.9%	Nebraska	0.7%
Indiana	3.3%	New Mexico	0.7%
Colorado	3.2%	North Carolina	0.6%
Wisconsin	2.7%	District of Columbia	0.6%
Massachusetts	2.5%	Idaho	0.6%
Michigan	2.1%	Delaware	0.6%
Hawaii	2.0%	Utah	0.5%
Louisiana	2.0%	Oklahoma	0.5%
Georgia	1.9%	Oregon	0.4%
Pennsylvania	1.9%	South Carolina	0.4%
Ohio	1.8%	Puerto Rico	0.4%
Alaska	1.5%	Maine	0.3%
Arizona	1.3%	Arkansas	0.3%
Tennessee	1.1%	Vermont	0.2%
Wyoming	1.1%	Maryland	0.2%
Kansas	1.1%	Iowa	0.2%
Kentucky	1.1%	Mississippi	0.2%
Missouri	1.0%	North Dakota	0.2%
Washington	0.9%	Non-state specific	25.9%
Alabama	0.9%		100.0%
New Jersey	0.9%

On November 30, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

At November 30, 2005, the Fund had the following open credit default swap contracts outstanding:

Expiration	Counterparty	Reference Debt Obligation	Notional Amount	Fixed Payments Made by the Fund	Frequency of Payments Made

5/1/06	Bank of America Corp.	Gulf Coast Waste Disposal Auth. Texas RB, Waste Mgmt. of Texas, Ser. A	$7,000,000	0.23%	Quarterly
5/1/06	Bank of America Corp.	Gilliam Cnty., OR Solid Waste Disposal RB	$10,000,000	0.23%	Quarterly

19

EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS

November 30, 2005 (unaudited)
	Principal Amount	Value
U.S. TREASURY OBLIGATIONS 19.5%
U.S. Treasury Notes:
1.50%, 03/31/2006	$75,000,000	$74,538,607
1.625%, 02/28/2006	140,000,000	139,523,178
1.875%, 12/31/2005	130,000,000	129,906,371
2.25%, 04/30/2006	50,000,000	49,773,212
2.50%, 05/31/2006 - 10/31/2006	535,000,000	529,648,350
2.75%, 06/30/2006 - 07/31/2006	140,000,000	139,214,594
Total U.S. Treasury Obligations (cost $1,062,604,312)		1,062,604,312
REPURCHASE AGREEMENTS* 80.7%
ABN AMRO, Inc., Avg. rate of 3.95%, dated 11/28/2005, maturing 12/5/2005; maturity value $220,168,911 (1) **	220,000,000	220,000,000
Bank of America Corp., Avg. rate of 3.94%, dated 11/28/2005, maturing 12/5/2005; maturity value $220,168,606 (2) **	220,000,000	220,000,000
Barclays plc, 3.94%, dated 11/30/2005, maturing 12/1/2005; maturity value $550,060,194 (3)	550,000,000	550,000,000
Citigroup, Inc.:
Avg. rate of 3.94%, dated 11/28/2005, maturing 12/5/2005; maturity value $235,179,971 (4) **	235,000,000	235,000,000
Avg. rate of 3.98%, dated 11/28/2005, maturing 12/5/2005, maturity value $235,181,668 (5) **	235,000,000	235,000,000
Credit Suisse First Boston, LLC, Avg. rate of 3.96%, dated 11/28/2005, maturing 12/5/2005; maturity value $220,169,339 (6) **	220,000,000	220,000,000
Deutsche Bank AG:
3.96%, dated 11/30/2005, maturing 12/1/2005, maturity value $240,026,400 (7)	240,000,000	240,000,000
Avg. rate of 3.99%, dated 11/28/2005, maturing 12/5/2005; maturity value $220,170,867 (7) **	220,000,000	220,000,000
Greenwich Capital Markets, Inc., Avg. rate of 3.95%, dated 11/28/2005, maturing 12/5/2005; maturity value $220,168,789 (8) **	220,000,000	220,000,000
JPMorgan Chase & Co., Avg. rate of 3.94%, dated 11/28/2005, maturing 12/5/2005, maturity value $200,153,111 (9) **	200,000,000	200,000,000
Lehman Brothers Holdings, Inc., Avg. rate of 3.94%, dated 11/28/2005, maturing 12/5/2005; maturity value $220,168,606 (10) **	220,000,000	220,000,000
Merrill Lynch & Co., Inc., 3.95%, dated 11/30/2005, maturing 12/1/2005; maturity value $170,018,653 (11)	170,000,000	170,000,000
Morgan Stanley, Avg. rate of 3.94%, dated 11/28/2005, maturing 12/5/2005; maturity value $220,168,606 (12) **	220,000,000	220,000,000
RBC Dain Rauscher, Inc., Avg. rate of 3.94%, dated 11/28/2005, maturing 12/5/2005; maturity value $200,153,111 (13) **	200,000,000	200,000,000
Societe Generale, 3.84%, dated 11/30/2005, maturing 12/1/2005; maturity value $305,032,533 (14)	305,000,000	305,000,000
State Street Corp., 3.80%, dated 11/30/2005, maturing 12/1/2005; maturity value $51,699,107 (15)	51,693,650	51,693,650
UBS AG:
3.96%, dated 11/30/2005, maturing 12/1/2005; maturity value $300,033,000 (16)	300,000,000	300,000,000
3.99%, dated 11/30/2005, maturing 12/1/2005; maturity value $377,041,784 (17)	377,000,000	377,000,000
Total Repurchase Agreements (cost $4,403,693,650)		4,403,693,650
Total Investments (cost $5,466,297,962) 100.2%		5,466,297,962
Other Assets and Liabilities (0.2%)		(9,960,120)
Net Assets 100.0%		$5,456,337,842

1

EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
*	Collateralized by:
(1)	$45,975,000 U.S. Treasury Bill, 0.00%, 12/08/2005; value is $45,936,841. $183,983,000 U.S. Treasury Note, 3.125%, 10/15/2008; value including accrued interest is $178,463,358
(2)	$213,889,000 U.S. Treasury Notes, 6.125% to 6.50%, 08/15/2007 to 02/15/2010; value including accrued interest is $224,400,401
(3)

$325,849,000 U.S. Treasury Inflation Index Note, 3.625%, 01/15/2008; value including accrued interest is $418,193,500. $30,772,000 U.S. Treasury Bill, 0.00%, 05/04/2006; value is $30,237,183. $151,631,000 U.S. Treasury STRIPS, 0.00%, 08/15/2012; value is $112,570,854

(4)	$402,076,000 U.S. Treasury STRIPS, 0.00%, 02/15/2013 to 11/15/2023; value is $239,700,105
(5)	$1,258,795,643 GNMA, 3.50% to 8.50%, 07/15/2014 to 11/15/2035; value including accrued interest is $239,700,000
(6)

$175,093,000 U.S. Treasury Notes, 2.625% to 3.625%, 06/30/2007 to 05/15/2008; value including accrued interest is $169,439,329. $34,169,000 U.S. Treasury STRIPS, 0.00%, 04/15/2029; value is $54,961,309

(7)

$447,128,250 U.S. Treasury STRIPS, 0.00%, 02/15/2006 to 05/15/2029; value is $191,766,223. $53,513,000 U.S. Treasury Notes, 2.00% to 4.25%, 5/15/2006 to 08/15/2015; value including accrued interest is $52,999,599. $713,908,102 GNMA, 4.375% to 6.50%, 04/20/2026 to 03/15/2045; value including accrued interest is $224,434,245. This collateral was allocated on a pro-rata split such that sufficient collateral was applied to the respective repurchase agreements

(8)	$177,505,000 U.S. Treasury Bonds, 6.00% to 7.875%, 02/15/2021 to 02/15/2026; value including accrued interest is $224,403,867
(9)

$194,925,000 U.S. Treasury Bills, 0.00%, 12/01/2005 to 05/18/2006; value is $192,752,974. $11,193,000 U.S. Treasury Notes, 1.875% to 4.125%, 11/30/2005 to 08/15/2010; value including accrued interest is $11,247,480

(10)	$408,518,946 U.S. Treasury STRIPS, 0.00%, 02/15/2006 to 08/15/2029; value is $224,401,253
(11)	$173,920,000 U.S. Treasury Note, 4.25%, 08/15/2015; value including accrued interest is $173,400,289
(12)	$406,804,000 U.S. Treasury STRIPS, 0.00%, 05/15/2018 to 11/15/2018; value is $224,400,336
(13)

$72,512,000 U.S. Treasury Notes, 3.00% to 5.00%, 11/15/2006 to 05/15/2015; value including accrued interest is $71,626,448. $1,750,000 U.S. Treasury Inflation Index Note, 3.875%, 01/15/2009; value including accrued interest is $2,266,931. $97,309,000 U.S. Treasury Bonds, 6.125% to 8.125%, 05/15/2016 to 11/15/2027; value including accrued interest is $126,233,609

(14)

$98,684,000 U.S. Treasury Note, 4.625%, 05/15/2006; value including accrued interest is $100,022,570. $19,900,000 U.S. Treasury Bond, 8.125%, 08/15/2019; value including accrued interest is $27,111,249. $171,300,000 U.S. Treasury Inflation Index Note, 2.00%, 01/15/2014; value including accrued interest is $183,966,515

(15)	$52,960,000 U.S. Treasury Note, 3.375%, 02/28/2007; value including accrued interest is $52,730,789
(16)

$57,097,000 U.S. Treasury Note, 4.25%, 10/15/2010; value including accrued interest is $57,182,884. $159,065,000 U.S. Treasury Inflation Index Bond, 3.625%, 04/15/2028; value including accrued interest is $248,822,450

(17)	$861,520,461 GNMA, 4.00% to 9.50%, 09/15/2017 to 04/15/2042; value including accrued interest is $384,540,229
**	Variable rate repurchase agreement with rates which reset daily. The rate shown represents an average of the daily rates over the term of the agreement.

Summary of Abbreviations

GNMA	Government National Mortgage Association
STRIPS	Separately Traded Registered Interest and Principal Securities

On November 30, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

2

EVERGREEN INSTITUTIONAL 100% TREASURY MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

November 30, 2005 (unaudited)
	Principal Amount	Value
U.S. TREASURY OBLIGATIONS 100.3%
U.S. Treasury Bills:
3.40%, 12/29/2005 *	$4,574,000	$4,561,922
3.46%, 12/29/2005 *	36,099,000	36,001,994
3.47%, 12/01/2005 *	9,061,000	9,061,000
3.55%, 01/19/2006 *	43,066,000	42,858,201
3.67%, 12/08/2005 *	781,000	780,443
3.77%, 01/19/2006 *	12,675,000	12,609,960
3.83%, 02/09/2006 *	10,307,000	10,230,241
3.84%, 12/22/2005 - 02/16/2006 *	79,041,000	78,485,627
3.85%, 12/22/2005 - 02/09/2006 *	54,885,000	54,689,259
3.86%, 12/08/2005 - 02/16/2006 *	62,271,000	61,846,055
3.87%, 12/15/2005 - 02/09/2006 *	102,669,000	102,182,151
3.875%, 12/15/2005 *	9,188,000	9,174,154
3.88%, 02/09/2006 *	11,297,000	11,211,770
3.91%, 12/15/2005 - 02/23/2006 *	131,373,000	130,935,279
U.S. Treasury Notes, 2.50%, 05/31/2006	30,000,000	29,858,116
Total Investments (cost $594,486,172) 100.3%		594,486,172
Other Assets and Liabilities (0.3%)		(1,528,585)
Net Assets 100.0%		$592,957,587

*	Rate shown represents the yield to maturity at date of purchase.

On November 30, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

1

EVERGREEN INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS

November 30, 2005 (unaudited)
	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 69.2%
FAMC, 2.99%, 12/30/2005 ¤	$25,000,000	$24,922,063
FFCB, FRN:
4.00%, 12/02/2005	65,000,000	64,989,514
4.01%, 12/02/2005	65,000,000	64,988,870
FHLB:
2.10%, 04/24/2006	5,000,000	4,970,458
2.375%, 02/15/2006	13,300,000	13,249,978
2.50%, 12/15/2005	10,000,000	9,995,323
2.75%, 05/15/2006	5,130,000	5,108,801
3.03%, 02/03/2006	10,000,000	9,988,705
3.25%, 07/21/2006	9,000,000	8,931,096
3.50%, 04/25/2006	10,000,000	9,994,175
3.84%, 12/23/2005 $curren;	50,000,000	49,885,417
5.125%, 03/06/2006	5,000,000	5,014,908
FRN:
3.93%, 01/05/2006	75,000,000	74,960,433
3.99%, 12/02/2005	75,000,000	74,989,170
FHLMC:
1.875%, 02/15/2006	25,000,000	24,910,324
2.00%, 02/23/2006	11,527,000	11,483,543
2.35%, 12/09/2005	24,555,000	24,545,909
2.75%, 08/15/2006	15,000,000	14,815,029
3.00%, 09/29/2006	18,000,000	17,812,748
3.79%, 12/12/2005 $curren;	25,000,000	24,971,736
3.85%, 12/20/2005 $curren;	94,689,000	94,501,043
3.90%, 12/27/2005 $curren;	75,000,000	74,793,444
4.00%, 08/11/2006	15,000,000	14,996,936
FNMA:
1.625%, 12/30/2005	8,630,000	8,613,420
2.50%, 06/15/2006	10,000,000	9,936,279
3.96%, 01/03/2006 $curren;	20,000,000	19,929,050
4.02%, 12/01/2005 $curren;	55,321,000	55,321,000
4.07%, 12/08/2005 $curren;	18,677,500	18,662,973
4.16%, 01/03/2006 $curren;	50,000,000	49,812,542
Total U.S. Government & Agency Obligations (cost $887,094,887)		887,094,887
REPURCHASE AGREEMENTS* 34.8%
Bank of America Corp., 4.01%, dated 11/30/2005, maturing 12/1/2005; maturity value $155,017,265 (1)	155,000,000	155,000,000
Deutsche Bank AG, 4.00%, dated 11/30/2005, maturing 12/1/2005; maturity value $233,025,889 (2)	233,000,000	233,000,000
Societe Generale, 3.94%, dated 11/30/2005, maturing 12/1/2005; maturity value $20,002,189 (3)	20,000,000	20,000,000
State Street Corp., 3.80%, dated 11/30/2005, maturing 12/1/2005; maturity value $38,864,941 (4)	38,860,839	38,860,839
Total Repurchase Agreements (cost $446, 860, 839)		446,860,839
Total Investments (cost $1,333,955,726) 104.0%		1,333,955,726
Other Assets and Liabilities (4.0%)		(50,966,484)
Net Assets 100.0%		$1,282,989,242

$curren;	Zero coupon bond. Rate shown represents the yield to maturity at date of purchase.
*	Collateralized by:
(1)

$104,782,000 FHLMC, 3.00% to 6.27%, 9/29/2006 to 1/30/2014, value including accrued interest is $105,351,262; $28,165,000 FNMA, 5.125%, 1/2/2014, value including accrued interest is $28,661,533; $19,855,000 TVA, 6.75%, 11/1/2025, value including accrued interest is $24,088,036.

(2)

$90,000,000 FNMA, 1.75% to 4.00%, 1/9/2006 to 12/23/2010, value including accrued interest is $89,002,988; $80,190,000 FHLB, 0.00% to 4.125%, 8/17/2007 to 3/23/2015, value including accrued interest is $80,078,973; $52,115,000 FHLMC, 4.625%, 12/19/2008, value including accrued interest is $51,998,550; $16,525,000 FFCB, 3.75%, 6/13/2007, value including accrued interest is $16,580,125.

1

EVERGREEN INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)

*	Collateralized by: (continued)
(3)	$16,850,000 U.S. Treasury Note, 2.00%, 5/15/2006, value including accrued interest is $16,690,240; $3,330,000 U.S. Treasury Bond, 5.50%, 8/15/2028, value including accrued interest is $3,710,792.
(4)	$39,815,000 U.S. Treasury Note, 3.375%, 2/28/2007, value including accrued interest is $39,646,783.

Summary of Abbreviations
FAMC	Federal Agricultural Mortgage Corp.
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
TVA	Tennessee Valley Authority

On November 30, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

2

EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS

November 30, 2005 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 2.6%
Blue Heron Funding Corp., FRN, 4.22%, 12/26/2005 144A (cost $45,000,000)	$45,000,000	$45,000,000
CERTIFICATES OF DEPOSIT 10.2%
Barclays Bank plc, 4.24%, 01/03/2006	25,000,000	24,998,757
Branch Banking & Trust Co., 4.26%, 02/10/2006	25,000,000	25,000,000
Credit Suisse First Boston, LLC, 4.19%, 12/01/2005	10,000,000	10,000,379
Deutsche Bank AG, 4.73%, 12/01/2006	20,000,000	20,000,000
First Tennessee Bank, 4.00%, 12/16/2005	25,000,000	25,000,000
Marshall & Ilsley Bank, 3.98%, 12/29/2005	45,000,000	44,999,065
SunTrust Banks, Inc., 4.16%, 12/28/2005	30,000,000	30,000,000
Total Certificates of Deposit (cost $179,998,201)		179,998,201
COMMERCIAL PAPER 46.4%
Asset-Backed 45.3%
Amstel Funding Corp., 4.45%, 05/26/2006	25,000,000	24,456,111
Bavaria Trust Corp., 4.06%, 12/07/2005	50,000,000	49,966,167
Belmont Funding, LLC, 4.15%, 12/23/2005	20,000,000	19,949,278
Broadhollow Funding, LLC, 4.08%, 12/01/2005	30,000,000	30,000,000
Chesham Finance, LLC:
4.07%, 12/01/2005	30,000,000	30,000,000
4.24%, 01/03/2006	25,000,000	24,996,871
Descartes Funding Trust, 4.12%, 12/15/2005	40,000,000	40,000,000
Fairway Finance Corp.:
4.03%, 12/05/2005	7,120,000	7,116,812
4.17%, 01/17/2006	31,658,000	31,485,855
Galaxy Funding, Inc., 4.34%, 05/01/2006	25,000,000	24,544,903
Gemini Securitization Corp., 4.20%, 01/04/2006	25,000,000	24,900,833
Giro Balanced Funding Corp., 4.07%, 12/12/2005	30,000,000	29,962,692
Grampian Funding, LLC, 4.04%, 12/13/2005	50,000,000	49,932,667
Greyhawk Funding, LLC, 4.23%, 02/13/2006	25,000,000	24,782,625
Lake Constance Funding:
4.00%, 01/04/2006	15,000,000	14,943,333
4.05%, 12/08/2005	18,454,000	18,439,467
Legacy Capital Corp., 4.17%, 01/03/2006	25,000,000	24,904,437
Old Line Funding Corp., 4.11%, 12/22/2005	25,000,000	24,940,063
Paradigm Funding, LLC, 4.00%, 01/06/2006	25,000,000	24,900,000
Perry Global Funding, Ltd., 4.17%, 01/09/2006	45,000,000	44,796,712
Scaldis Capital, Ltd., 4.00%, 01/05/2006	22,031,000	21,945,324
Sheffield Receivables Corp., 4.14%, 01/09/2006	20,000,000	19,910,300
Surrey Funding Corp., 4.17%, 01/11/2006	11,875,000	11,818,604
Three Crowns Funding Corp., 4.04%, 12/01/2005	18,764,000	18,764,000
Three Pillars Funding Corp., 4.16%, 12/29/2005	19,859,000	19,794,745
Thunder Bay Funding, LLC, 4.12%, 12/28/2005	25,492,000	25,413,230
Ticonderoga Funding, LLC, 4.15%, 12/21/2005	25,000,000	24,942,361
Tulip Funding Corp., 4.16%, 12/28/2005	30,000,000	29,906,400
Windmill Funding Corp., 4.04%, 12/15/2005	15,910,000	15,885,004
Yorktown Capital, LLC, 4.12%, 12/20/2005	43,495,000	43,400,422
		796,799,216
Capital Markets 0.5%
Goldman Sachs Group, Inc., 3.65%, 05/25/2006	10,000,000	9,822,715
Diversified Financial Services 0.6%
Dorada Finance, Inc., 4.30%, 02/13/2006	10,000,000	9,911,611
Total Commercial Paper (cost $816,533,542)		816,533,542

1

EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 21.5%
Capital Markets 4.6%
Bear Stearns Cos., 6.50%, 05/01/2006	$14,000,000	$14,152,319
Goldman Sachs Group, Inc., FRN, 4.12%, 12/21/2005	20,000,000	20,013,245
Lehman Brothers Holdings, Inc., 7.625%, 06/01/2006	14,000,000	14,209,570
Merrill Lynch & Co., Inc., FRN, 4.10%, 12/15/2005	25,000,000	25,000,000
Morgan Stanley, 6.10%, 04/15/2006	8,000,000	8,067,640
		81,442,774
Commercial Banks 2.8%
Bank of America Corp.:
7.50%, 09/15/2006	6,655,000	6,799,508
FRN, 4.06%, 12/02/2005	10,000,000	10,000,964
First Tennessee Bank, 4.13%, 12/19/2005 144A	25,000,000	25,000,000
Wells Fargo & Co., 6.875%, 04/01/2006	6,557,000	6,620,103
		48,420,575
Consumer Finance 6.9%
American Express Credit Corp., 4.21%, 12/20/2005 144A	31,500,000	31,510,062
American Honda Finance Corp., FRN, 3.89%, 12/13/2005 144A	25,000,000	25,004,636
General Electric Capital Corp., FRN, 4.24%, 12/19/2005	40,000,000	40,000,000
Toyota Motor Credit Corp., FRN, 4.27%, 02/08/2006	25,000,000	25,003,191
		121,517,889
Diversified Consumer Services 0.6%
AARP, 4.17%, 12/08/2005	10,000,000	10,000,000
Diversified Financial Services 6.6%
CC USA, Inc., FRN, 4.06%, 12/02/2005 144A	20,000,000	19,998,729
Citigroup, Inc., 6.75%, 12/01/2005	4,000,000	4,000,000
Dorada Finance, Inc., FRN, 4.07%, 12/02/2005 144A	30,000,000	29,998,438
SF Tarns, LLC, FRN, 4.33%, 12/08/2005	16,960,000	16,960,000
Sigma Finance, Inc.:
4.00%, 08/02/2006 144A	5,000,000	5,000,000
4.31%, 09/28/2006 144A	15,000,000	15,000,000
FRN, 4.18%, 01/20/2006 144A	25,000,000	25,002,417
		115,959,584
Total Corporate Bonds (cost $377,340,822)		377,340,822
FUNDING AGREEMENTS 6.5%
Metropolitan Life Funding Agreement, 4.26%, 01/17/2006 +	25,000,000	25,000,000
New York Life Funding Agreement, 4.35%, 01/03/2006 +	25,000,000	25,000,000
Transamerica Occidental Funding Agreement:
4.28%, 12/01/2005 +	50,000,000	50,000,000
4.29%, 12/01/2005 +	15,000,000	15,000,000
Total Funding Agreements (cost $115,000,000)		115,000,000
U.S. GOVERNMENT & AGENCY OBLIGATIONS 5.1%
FHLB, 4.50%, 11/03/2006	20,000,000	20,000,000
FHLMC:
1.875%, 02/15/2006	25,000,000	24,910,714
4.00%, 08/11/2006	5,000,000	4,998,979
FRN, 2.50%, 04/19/2006	20,000,000	20,000,000
FNMA, 3.15%, 02/06/2006	20,000,000	19,999,505
Total U.S. Government & Agency Obligations (cost $89,909,198)		89,909,198

2

EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS-CORPORATE 3.4%
Commercial Banks 3.4%
HBOS plc, FRN, 4.44%, 02/20/2006 144A	$50,000,000	$50,000,000
Royal Bank of Canada, 2.82%, 12/02/2005	10,000,000	9,999,799
Total Yankee Obligations-Corporate (cost $59,999,799)		59,999,799
TIME DEPOSIT 4.2%
State Street Corp., 3.94%, 12/01/2005 (cost $74,367,306)	74,367,306	74,367,306

	Shares	Value
MUTUAL FUND SHARES 0.1%
Citifunds Cash Reserves	1,081,916	1,081,916
Federated Prime Value Obligations Fund	275,796	275,796
Federated U.S. Treasury Cash Reserves Fund	62,210	62,210
Total Mutual Fund Shares (cost $1,419,922)		1,419,922
Total Investments (cost $1,759,568,790) 100.0%		1,759,568,790
Other Assets and Liabilities 0.0%		(542,048)
Net Assets 100.0%		$1,759,026,742
+	Security is deemed illiquid and is valued using market quotations when readily available.

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note

On November 30, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

3

Item 2 — Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Money Market Trust

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: January 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: January 30, 2006

By: /s/ Kasey Phillips —————————————— Kasey Phillips, Principal Financial Officer Date: January 30, 2006